UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

MUNICIPAL FIXED INCOME FUNDS

Semiannual Report April 30, 2005

R
SCHOO
INTERSTATE

High current income potential

from portfolios that invest primarily

in municipal securities.

Goldman Sachs Asset Management

Goldman SachsFundsM U N I C I P A L F I X E D I N C O M E F U N D SSemiannual Report April 30, 2005High current income potential from portfolios that invest primarily in municipal securities.

Goldman Sachs Municipal Fixed Income FundsGOLDMAN SACHS SHORT DURATION TAX-FREE FUND GOLDMAN SACHS MUNICIPAL INCOME FUND GOLDMAN SACHS HIGH YIELD MUNICIPAL FUNDNOT FDIC-INSURED May Lose Value No Bank Guarantee

G O L D M A N S A C H S M U N I C I PA L F I X E D I N C O M E F U N D SWhat Distinguishes Goldman Sachs’ Fixed Income Investment Process?At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent,strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:1R I G O R O U S S E C U R I T Y S E L E C T I O NAssess relative value among states, sectors and sub-sectorsLeverage the vast resources of Goldman Sachs in selecting securities for each portfolio2P R E C I S E P O R T F O L I O C O N S T R U C T I O NTeam approach to decision makingManage risk by avoiding significant sector and interest rate betsCareful management of yield curve strategies — while closely managing portfolio durationR E S U LT Fixed Income portfolios that:Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yieldCapitalize on GSAM’s industry renowned credit research capabilitiesUse a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income1

P O R T F O L I O R E S U LT SShort Duration Tax-Free FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Short Duration Tax-FreeFund during the six-month reporting period that ended April 30, 2005. Performance Review Over the six-month period that ended April 30, 2005, the Fund’s A, B, C,Institutional and Service Shares generated cumulative total returns, without sales charges, of -0.03%, -0.33%, -0.40%, 0.07% and -0.08%, respectively. These returns compare to the -0.16% cumulative total return of the Fund’s benchmark, the Lehman Brothers 1-3 Year Municipal Bond Index, over the same time period.*During the reporting period, the Fund’s defensive duration and maturity structure, as well as its slight overweight in lower rated bonds contributed to performance. On average the Fund’s duration was 0.20 years shorter than its benchmark, which was beneficial as yields rose in the wake of interest rate tightening by the Federal Reserve Board (the “Fed”). The maturity structure of the portfolio has greater dispersion than the benchmark. This helped performance as yields on longer maturity bonds rose less than securities with short maturities. Lower rated sectors such as health care, electric utilities, and tobacco outperformed those with higher ratings during the six months ended April 30, 2005, helping performance as the Fund had increased exposure to these bonds. There were a few detractors to performance as well. California bonds performed extremely well during the period and the Fund was somewhat underweight this state. In addition, more aggressive shortening of the duration of the portfolio could have further reduced exposure to rising interest rates. Municipal Market Review The overall municipal market posted positive returns over the past six months. The Fed began tightening monetary policy in June of 2004. Since then, the Fed has raised overnight rates eight times, moving the fed funds rate from 1.00% to 3.00%. The front end of the muni yield curve followed suit, with yields on short maturity munis rising by as much as 80 basis points during the reporting period. In contrast, municipal bonds further out on the yield curve actually rallied, with yields on longer bonds declining by as much as 23 basis points. The net result was a flattening of the municipal yield curve as measured by the spread between two and 30-year munis (from 267 basis points at the beginning of the reporting period to 164 basis points by the end of the period). Supply for the municipal market remained strong. Issuers have sold $128 billion in newsupply during the first four months of 2005, an impressive 9% over the same period in 2004. An increase in refundings has been the primary driver of the increased supply, as issuers moved to refinance higher cost debt in the event that interest rates moved higher. We believe this trend could reverse as interest rates move higher. Improving credit fundamentals and strong demand for yield caused lower rated securities to outperform higher quality bonds over the past six months.*Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.2

P O R T F O L I O R E S U LT SInvestment ObjectiveThe Fund seeks a high level of current income, consistent with relatively low volatility of principal, that isexempt from regular federal income tax. Investment StrategiesIn seeking to meet the Fund’s objective, we invest at least 80% of the Fund’s net assets in municipal securities, for which the interest is exempt from regular federal income tax. In addition, the Fund may invest in derivative securities, including futures and swaps, primarily for duration management purposes or to take advantage of temporary opportunities inthe marketplace. Derivatives are not used for speculative purposes.Portfolio Composition The duration of the Fund ranged between 1.90 to 2.40 years over the past six months, ending the period at 2.08 years. The overall credit quality of the Fund remained very strong at AA/Aa2. From an overall risk perspective, the Fund continued to be well diversified. The Fund holds more than 225 different securities, with exposure to over 40 different states/territories. As of April 30, 2005, the Fund’s top five state allocations were in California, New York, Pennsylvania, Texas and Virginia. At the end of the reporting period, its largest subsector weights were in State and Local, Hospital, and Pre-Refunded bonds. Although allowed by prospectus, the Fund continues to avoid bonds that would be subject to the Alternative Minimum Tax (AMT). Portfolio Highlights We continued to favor a “modified barbell” maturity distribution relative to the benchmark. With a traditional barbell strategy, we would focus the portfolio on the short and long end of the yield curve. In contrast, with a modified barbell, we also look for select opportunities in the 5-10 year segment of the yield curve. Although the yield curve flattened from a historically steep level, we believe this broader term structure continues to offer additional yield over a more laddered portfolio. In addition to yield enhancement opportunities, we believe a broader maturity distribution is advantageous from a total return perspective, as we feel it expands the Fund’s ability to take advantage of market opportunities.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamMay 9, 20053

F U N D B A S I C SShort Duration Tax-Free Fundas of April 30, 2005P E R F O R M A N C E R E V I EW Lehman Brothers30-DaNovemb1, 2004-Fund Total Return 1-3 Year Municipal30-Day Taxable Standardized Assets Under ManagementApril 30, 2005(based on NAV)[1]Bond Index[2]Equivalent Yield[3] Yield[4]Class A-0.03%-0.16%4.12%2.68% $512.9 MillionClass B-0.33-0.163.292.14 Class C -0.40-0.163.082.00 Institutional 0.07-0.164.833.14 Service-0.08-0.164.062.64[1] The net asset value (NAV) represents the net assets of the class of the Fund (exdividend)divided by N A S D A Q S Y M B O L S the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.Class A Share[2]The Lehman Brothers 1-3 Year Municipal Bond Index, an unmanaged index, represents investment grade municipal bonds with maturities greater than one year and less than 4 years, and does not GSDTXreflect any deduction for fees, expenses or taxes.[3]The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.[4] The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per Class B Sharesshare (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect GSDBXincome actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.Class C SharesS TA N DA R D I Z E D T O TA L R E T U R N S [5]For the period ended 3/31/05Class AClass BClass CInstitutionalServiceGSTCXOne Year-2.08%-2.69%-1.85%0.39%-0.21% Five Years2.982.782.643.833.32 Institutional SharesTen YearsN/AN/AN/A4.113.58 Since Inception3.212.842.543.973.53 (5/1/97)(5/1/97) (8/15/97) (10/1/92) (9/20/94) GSDUX[5] The Standardized Total Returns are average annual total returns or cumulative returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed Service Sharescontingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not GSFSXinvolve a sales charge, such a charge is not applied to their Standardized Total Returns.Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.4

FUND BASICS

SECTOR ALLOCATION AS OF 4/30/05[6]

Percentage of Portfolio
25%
20%
15%
10%
5%
0%
22.2%
17.6%
10.0%
9.2%
8.3%
6.0%
4.3%
3.6%
3.6%
15.2%
State & Local
Hospital
Pre-Refunded
Special Tax
Electric
Appropriations
Transportation
Special Assessment
University
Other

5

F U N D B A S I C SS E C T O R A L L O C AT I O N A S O F 4 / 3 0 / 0 5 [6]
Percentage of Portfolio[6]The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.5

P O R T F O L I O R E S U LT SMunicipal Income FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Municipal Income Fund during the six-monthreporting period that ended April 30, 2005.Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 2.57%, 2.19%, 2.19%, 2.84% and 2.57%, respectively. These returns compare to the 1.93% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Municipal Bond Index, over the same time period.*The Fund had several trades in place that worked well over the past six months. For example, an overweight in “A” and “BBB” rated securities helped performance, as improving credit fundamentals allowed credit spreads to compress over the reporting period. In particular, an overweight to the tobacco-backed sector benefited the Fund as a series of favorable court decisions enabled the sector to outperform the overall municipal market. A tactical overweight to the 30-year portion of the yield curve also contributed positively to the Fund as longer-dated securities rallied significantly during the reporting period. Conversely, the Fund’s exposure to shorter maturities, 1-3 year bonds, detracted from performance as a series of Fed tightenings pressured the front end of the curve.Municipal Market Review The overall municipal market posted positive returns over the past six months. The Fed began tightening monetary policy in June of 2004. Since then, the Fed has raised overnight rates eight times, moving the fed funds rate from 1.00% to 3.00%. The front end of the muni yield curve followed suit, with yields on short maturity munis rising by as much as 80 basis points during the reporting period. In contrast, municipal bonds further out on the yield curve actually rallied, with yields on longer bonds declining by as much as 23 basis points. The net result was a flattening of the municipal yield curve as measured by the spread between two and 30-year munis (from 267 basis points at the beginning of the reporting period to 164 basis points) by the end of the period.Supply for the municipal market remained strong. Issuers have sold $128 billion in new supply during the first four months of 2005, an impressive 9% over the same period in 2004. An increase in refundings has been the primary driver of the increased supply, as issuers moved to refinance higher cost debt in the event that interest rates moved higher. We believe this trend could reverse as interest rates move higher. Improving credit fundamentals and strong demand for yield caused lower-rated securities to outperform higher quality bonds over the past six months.*Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.6

P O R T F O L I O R E S U LT SInvestment ObjectiveThe Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.Investment StrategiesIn seeking to meet the Fund’s objective, we invest at least 80% of the Fund’s net assets in municipal securities, for which the interest is exempt from regular federal income tax. In addition, the Fund may invest in derivative securities, including futures and swaps, primarily for duration management purposes or to take advantage of temporary opportunities in the marketplace. Derivatives are not used for speculative purposes.Portfolio Composition The Fund’s duration during the period was generally between 6.75 and 7.75 years and its average credit quality remained strong at AA/Aa2. The Fund has maintained an overweight in A and BBB rated credits relative to the benchmark. We have focused on managing the risk in the portfolio by maintaining strong diversification. As of the end of the reporting period, the portfolio had exposure to more than 220 individual positions and over 40 states/territories. The Fund’s top five exposures were to California, Illinois, Texas, New York, and Washington. At the end of the reporting period, its largest subsector weights were in Hospital, State and Local, and Pre-Refunded bonds.Portfolio Highlights The Fund’s net assets grew by approximately $97 million over the past six months. We took advantage of the inflows to increase exposure to the 30-year portion of the curve. Property & Casualty companies were strong buyers in the 20-25 year portion of the curve early in the reporting period. This sharp demand caused the spread between 20-year and 30-year munis to reach historically wide levels. The Fund was able to take advantage of this technical imbalance by focusing new purchases in the long end of the market. The Fund benefited from this overweight position, particularly over the second half of the reporting period as the long end of the curve outperformed the overall municipal market.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management Team
May 9, 20057

F U N D B A S I C SMunicipal Income Fundas of April 30, 2005P E R F O R M A N C E R E V I E W November 1, 2004- Fund Total Return Lehman Brothers Aggregate 30-Day Taxable30-Day April 30, 2005(based on NAV)[1]Municipal Bond Index[2] Equivalent Yield[3]Standardized Yield[4]Assets Under ManagementClass A2.57%1.93%5.78%3.76% Class B2.191.934.913.19 $357.2 MillionClass C 2.191.934.913.19 Institutional 2.841.936.664.33 Service2.571.935.893.83[1]The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the N A S D A Q S Y M B O L S reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.[2]The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based totalreturn Class A Shares index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index figures do not reflect any deduction for fees, expenses or taxes.GSMIX[3]The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day Standardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.[4]The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day periodClass B Shares(ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with theGSMBX dividends or other distributions paid to shareholders.Class C SharesS TA N D A R D I Z E D T O TA L R E T U R N S [5]For the period ended 3/31/05Class AClass BClass CInstitutionalServiceGSMUXOne Year-1.41%-2.67%1.36%3.57%3.04% Five Years5.365.155.526.746.28 Ten Years5.45N/AN/AN/A5.89[6]Institutional SharesSince Inception5.065.004.405.585.44[6] (7/20/93) (5/1/96) (8/15/97) (8/15/97) (7/20/93)GSMTX [5] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and Service Shares the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales GSMEXcharge, such a charge is not applied to their Standardized Total Returns.[6]Performance data for Service Shares prior to 8/15/97 (commencement of operations) isthat of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.8

FUND BASICS

SECTOR ALLOCATION AS OF 4/30/05[7]

Percentage of Portfolio
30%
25%
20%
15%
10%
5%
0%
15.3%
14.2%
8.3%
6.4%
6.2%
5.9%
5.8%
4.3%
4.2%
3.6%
25.8%
Hospital
State & Local
Pre-Refunded
Special Tax
University
Water Sewer
Electric
Special Assessment
Tobacco
Appropriations
Other

9

F U N D B A S I C SS E C T O R A L L O C AT I O N A S O F 4 / 3 0 / 0 5 [7]Percentage ofPortfolio[7] The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolioinvestments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.9

P O R T F O L I O R E S U LT SHigh Yield Municipal FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs High Yield Municipal Fund during the six-month reporting period that ended April 30, 2005. Performance Review Over the six-month period that ended April 30, 2005, the Fund’s Class A, B, C and Institutional Shares generated cumulative total returns, without sales charges, of 4.81%, 4.42%, 4.42% and 4.92%, respectively. These returns compare to the 7.13% and 1.93% cumulative total returns of the Fund’s benchmarks, the Lehman Brothers High Yield Municipal Bond Index and the Lehman Brothers Aggregate Municipal Bond Index, respectively, over the same time period.* Individual security selection positively contributed to results over the reporting period. The Fund maintained an overweight to the Tobacco Settlement Revenue sector and strategically added to these positions over the six-month period. This sector outperformed the Lehman Brothers Aggregate Municipal Bond Index by over 600 basis points. The Fund underperformed the Lehman Brothers High Yield Municipal Index. This was due to the Fund’s short duration and underweight to the riskiest securities versus the index. For example, the Fund maintained an underweight to “unsecured” airline credits, some of which did very well over the period. Municipal Market Review The overall municipal market posted positive returns over the past six months. The Fed began tightening monetary policy in June of 2004. Since then, the Fed has raised overnight rates eight times, moving the fed funds rate from 1.00% to 3.00%. The front end of the muni yield curve followed suit, with yields on short maturity munis rising by as much as 80 basis points during the reporting period. In contrast, municipal bonds further out on the yield curve actually rallied, with yields on longer bonds declining by as much as 23 basis points. The net result was a flattening of the municipal yield curve as measured by the spread between two and 30-year munis (from 267 basis points at the beginning of the reporting period to 164 basis points by the end of the period). The below investment grade portion of the municipal market significantly outperformed the investment grade sector over the review period. This was driven by both technical and fundamental factors. The technical side was fueled by very strong demand from high yield mutual fund investors. Supply of high yield municipals continues to be strong, but has been overwhelmed by demand. The fundamental side has continued to improve as well. There have been several high profile ratings upgrades to both large and small issuers over the last several months in the healthcare, utilities, and general obligation sectors. *Unlike the Fund’s total return, the Indices’ performance does not reflect any deduction for fees or expenses.10

P O R T F O L I O R E S U LT SInvestment Objective The Fund seeks a high level of current income that is exempt from regular federal income tax and may also consider the potential for capital appreciation.Investment StrategiesIn seeking to meet the Fund’s objective, we invest at least 80% of the Fund’s net assets in municipal securities, for which the interest is exempt from regular federal income tax. In addition, the Fund may invest in derivative securities, including futures and swaps, primarily for duration management purposes or to take advantage of temporary opportunities in the marketplace.Derivatives are not used for speculative purposes.Portfolio Composition During the reporting period, the Fund maintained a BBB- average credit quality and its duration was between 6.7 and 8.2 years. The Fund continued to focus on achieving excess return by having good sector and individual security selection. The largest sectors in the Fund remain unchanged, with the Special Assessment, Tobacco Settlement Revenue, Electric Utility, Airlines, and Primary Care Hospital bonds constituting the largest portion of portfolio. At the end of the reporting period, the Fund had more than 740 individual securities with exposure to over 40 states/territories. The top five state allocations were Florida, California, Texas, Pennsylvania, and New Jersey. Portfolio Highlights Given the current market environment of tightening spreads between high yield municipals and investment grade municipals, the Fund is even more focused on maintaining its value discipline and avoiding pitfalls commonly associated with a tight spread environment. The Fund continues to avoid the riskiest sectors that have historically exhibited the highest default rates. These include multifamily housing, assisted living, and other types of industrial revenue bonds (aquariums, amusement parks, etc.). Through many different market cycles, we believe our approach towards risk-management provides shareholders with the appropriate value in the high yield municipal asset class.We thank you for your investment and look forward to your continued confidence.Goldman Sachs U.S. Fixed Income-Municipal Investment Management TeamMay 9, 200511

F U N D B A S I C SHigh Yield Municipal Fundas of April 30, 2005P E R F O R M A N C E R E V I E W LehmanLehman BrothersFund Brothers High Aggregate30-Day 30-Day Assets Under ManagementNovember 1, 2004- Total Return Yield Municipal MunicipalTaxableStandardized April 30, 2005(based on NAV)[1]Bond Index[2]Bond Index[3]Equivalent Yield[4]Yield[5]$4.1 BillionClass A4.81%7.13%1.93%7.00%4.55% Class B4.427.131.936.204.03 Class C 4.427.131.936.184.02 Institutional 4.927.131.937.955.17[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided N A S D A Q S Y M B O L S by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.Class A Shares[2]The Lehman Brothers High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Index does not include any deduction for fees, expensesGHYAX or taxes.[3] The Lehman Brothers Aggregate Municipal Bond Index is an unmanaged broad-based total return index composed of approximately 8,000 investment grade, fixed rate, and tax-exempt issues, with a remaining maturity of at least one year. The Index does not reflect any deduction for fees, expensesClass B Shares or taxes.[4] The 30-Day Taxable Equivalent Yield of the Fund is calculated by dividing the current 30-Day GHYBXStandardized Yield by 1 minus the highest 2005 federal income tax rate of 35%.[5]The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect incomeClass C Shares actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.GHYCXS TA N D A R D I Z E D T O TA L R E T U R N S [6]Institutional SharesFor the period ended 3/31/05Class AClass BClass CInstitutionalOne Year1.20%-0.08%4.10% 6.26% GHYIXSince Inception6.56.396.788.01 (4/3/00)[6] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.Total return figures in the above charts represent past performance and do not guarantee future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares. 12

FUND BASICS

SECTOR ALLOCATION AS OF 4/30/05[7]

Percentage of Portfolio

35%
30%
25%
20%
15%
10%
5%
0%
34.2%
10.9%
10.7%
9.8%
8.4%
3.8%
3.3%
3.2%
2.4%
2.3%
11.0%
Special Assessment
Tobacco Settlement
Electric
Airlines
Hospital
Appropriations
Multi-Family Housing
Corporate
Special Tax
State & Local
Other

13

F U N D B A S I C SS E C T O R A L L O C AT I O N A S O F 4 / 3 0 / 0 5 [7]
Percentage of Portfolio[7]The Fund is actively managed and, as such, its composition may differ over time. Figures represent a percentage of total portfolio investments that have settled and include an offset to cash equivalents relating to all unsettled trades and, therefore, may not sum to 100%.13

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 97.4%

Alabama – 2.2%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/Baa1)
$2,135,000	5.25%	12/01/2005	$2,169,630
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,116,190
Greenville Alabama GO Bonds Refunding Warrants Series 2005 (XLCA) (AAA/Aaa)
300,000	5.00	01/01/2007	309,822
680,000	5.00	01/01/2008	715,006
710,000	5.00	01/01/2009	756,541
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
4,000,000	5.00	01/01/2008	4,173,600

			$11,240,789

Alaska(a) – 0.2%
North Slope Boro Alaska GO Bonds for Capital Appreciation Series 2003 A (MBIA) (AAA/Aaa)
$1,200,000	0.00%	06/30/2005	$1,194,036

Arizona – 2.4%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
$2,000,000	5.00%	07/01/2005	$2,007,360
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	1,982,799
Maricopa County Arizona Community College District GO Bonds Project Series 1994 C (AA+/Aaa)
3,235,000	5.25	07/01/2005	3,248,134
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)(b)
2,150,000	5.90	07/01/2006	2,228,346
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,033,780
University Medical Center Corp. Hospital RB Series 2004 (BBB+/A3)
500,000	5.00	07/01/2005	501,590
500,000	5.00	07/01/2006	509,445

			$12,511,454

Arkansas – 0.9%
Little Rock Arkansas School District GO Bonds for Little Rock School District Series 2001 C (FSA) (Aaa)
$1,565,000	5.00%	02/01/2009	$1,673,783
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
3,000,000	4.00	07/01/2016	3,046,950

			$4,720,733

California – 13.7%
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (A-/Baa1)(c)
$5,000,000	4.45%	07/01/2011	$5,121,500
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
300,000	5.00	01/01/2009	319,986
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)(c)
20,000,000	5.00	07/01/2007	20,846,200
California State GO Bonds Refunded Series 1998 (A/A3)
1,100,000	6.00	02/01/2008	1,185,569
California State GO Bonds Series 2004 (A/A3)
5,000,000	4.00	02/01/2009	5,154,050
1,000,000	4.00	02/01/2010	1,034,010
California State GO Bonds Variable Purpose Series 2004 (A/A3)
2,000,000	2.50	04/01/2006	1,996,440
6,500,000	5.00	04/01/2011	7,066,735
California Statewide Communities Development Authority RB for Daughters of Charity Health Series 2005 F (BBB+)
1,000,000	5.00	07/01/2006	1,020,950
1,160,000	5.00	07/01/2007	1,200,461
1,000,000	5.00	07/01/2008	1,048,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
2,000,000	5.00	06/01/2010	2,132,960
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.00	05/01/2007	1,033,880
1,000,000	4.00	05/01/2008	1,016,640
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,134,550
Metropolitan Water District RB for Southern California Waterworks Refunded Balance Series 1996 C (AAA/Aa2)(b)
8,775,000	5.00	01/01/2007	9,115,821
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	402,224
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
6,625,000	5.25	06/01/2027	6,688,070
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,002,100

			$70,520,546

Colorado – 1.1%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
$1,000,000	5.50%	06/15/2006	$1,029,930

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Colorado – (continued)
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
$420,000	3.00%	12/01/2005	$419,735
430,000	3.25	12/01/2006	431,832
440,000	3.50	12/01/2007	440,312
455,000	4.00	12/01/2008	463,495
480,000	4.00	12/01/2009	488,630
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC – U.S. Bank N.A.) (Aa1)(c)
2,290,001	2.25	12/01/2006	2,287,367

			$5,561,301

Connecticut – 1.2%
Connecticut State GO Bonds Series 2003 C (AA/Aa3)
$1,000,000	4.00%	05/01/2005	$1,000,000
Connecticut State Special Obligation Rate Reduction RB Series 2004 A (AAA/Aaa)
4,760,000	5.00	12/30/2009	5,149,082

			$6,149,082

Florida – 4.2%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
$1,700,000	2.50%	11/15/2005	$1,695,512
Florida State Board Education GO Bonds for Public Education Series 1998 B (AAA/Aa1)
2,000,000	6.00	06/01/2006	2,068,340
Huntington Community Development District RB for Special Assessment Series 2004 B
5,290,000	5.00	05/01/2009	5,307,034
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A-/A3)
1,820,000	5.00	07/01/2008	1,888,723
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
585,000	2.00	05/01/2005	585,000
300,000	2.00	05/01/2006	293,724
610,000	2.38	05/01/2007	586,381
625,000	2.80	05/01/2008	602,894
300,000	3.00	05/01/2009	288,408
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
1,500,000	5.00	05/01/2009	1,509,315
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)(c)
6,000,000	5.00	08/01/2008	6,331,680
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
500,000	3.13	05/01/2009	502,335

			$21,659,346

Georgia – 3.3%
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(b)
$2,500,000	5.50%	01/01/2010	$2,783,400
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,069,320
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,420,762
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,859,699
Newton County Georgia Water Revenue GO Bonds Series 2004 (MBIA) (Aaa)
1,000,000	3.00	07/01/2005	1,000,590
1,020,000	3.00	07/01/2006	1,023,672
South Georgia Governmental Services Authority RB for Telecommunications/ Cable Project Series 2004 (FGIC) (AAA/Aaa)
2,485,000	3.00	01/01/2007	2,493,747
2,055,000	4.00	01/01/2008	2,113,958

			$16,765,148

Idaho – 0.5%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
$2,750,000	5.00%	07/01/2006	$2,818,063

Illinois – 4.0%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)(b)
$4,610,000	5.65%	01/01/2011	$5,188,417
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,047,590
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,596,175
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,594,380
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,742,281
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,405,012
1,325,000	5.00	08/15/2006	1,360,510

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Illinois – (continued)
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
$2,000,000	5.00%	07/01/2005	$2,007,340
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
500,000	5.75	07/01/2006	508,990

			$20,450,695

Indiana – 1.1%
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$500,000	5.50%	08/01/2006	$509,755
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)(c)
5,000,000	2.63	10/01/2006	4,952,500

			$5,462,255

Kansas(c) – 0.9%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)
$4,500,000	2.65%	06/01/2006	$4,494,285

Kentucky(d) – 0.4%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)
$1,775,000	0.00/5.25%	10/01/2007	$1,807,820

Louisiana – 0.4%
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
$1,755,000	5.00%	01/01/2008	$1,843,048

Maine – 0.4%
Maine State COPS Series 2003 C (AA-)
$1,000,000	3.50%	06/01/2007	$1,012,990
1,000,000	4.00	06/01/2008	1,031,230

			$2,044,220

Maryland – 4.6%
Anne Arundel County GO Bonds Series 2003 (AA+/Aa1)
$5,000,000	5.00%	03/01/2006	$5,096,300
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
3,000,000	5.00	07/15/2005	3,014,070
15,000,000	5.25	03/01/2006	15,320,550

			$23,430,920

Massachusetts – 1.2%
Boston Massachusetts GO BANS Series 2002 A (SP-1+/MIG1)
$1,000,000	3.50%	02/01/2006	$1,005,810
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)(b)
2,000,000	5.13	01/01/2006	2,052,340
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
$2,000,000	5.25%	07/01/2009	$2,145,860
Massachusetts State Health & Educational Facilities Authority RB for Partners Healthcare Series 2003 E (AA-/Aa3)
700,000	3.00	07/01/2005	700,231

			$5,904,241

Minnesota – 1.0%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aaa)
$1,895,000	5.00%	02/01/2007	$1,967,598
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems-Saint Mary’s Series 2004 (A-)
400,000	4.50	02/15/2006	403,960
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,516,958
Minnesota State GO Bonds Series 1996 (AAA/Aa1)
1,000,000	5.50	05/01/2005	1,000,000

			$4,888,516

Mississippi – 1.1%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
$5,200,000	6.20%	02/01/2008	$5,615,740

Missouri – 0.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
$675,000	5.88%	12/01/2006	$698,180

Montana(c) – 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa2)
$1,000,000	5.20%	05/01/2009	$1,055,950

Nevada – 1.1%
Carson City Hospital RB for Carson-Tahoe Hospital Project Series 2002 (BBB+)
$725,000	5.25%	09/01/2005	$729,901
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,354,288
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)(a)
800,000	0.00	01/01/2007	761,952
Nevada State GO Bonds Series 1995 C (ETM) (AA/Aa2)
1,475,001	6.50	05/01/2005	1,475,000
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,318,876

			$5,640,017

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Hampshire – 0.4%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
$490,000	3.00%	10/01/2006	$487,775
1,475,000	4.00	10/01/2008	1,507,996

			$1,995,771

New Jersey – 4.6%
Burlington Township School District GO Bonds Refunding Series 2004 (FGIC) (Aaa)
$1,245,000	5.00%	01/15/2009	$1,331,926
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.00	06/15/2007	3,883,688
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	2,910,904
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,555,000	5.00	07/01/2005	2,563,099
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	335,958
355,000	5.00	07/01/2006	361,908
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C (BBB-)
1,300,000	5.00	07/01/2007	1,333,332
1,405,000	5.00	07/01/2008	1,447,066
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)(b)
2,000,000	5.75	06/15/2005	2,047,860
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2005 B (MBIA) (AAA/Aaa)
5,000,000	5.25	12/15/2013	5,598,300
New Jersey State Turnpike Authority RB Series 2000 A Prerefunded (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	657,978
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
1,000,000	4.38	06/01/2019	1,005,330

			$23,477,349

New Mexico – 1.5%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)(c)
$2,700,000	2.10%	04/01/2006	$2,669,787
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
3,350,000	5.00	03/01/2006	3,412,310
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.00	04/01/2008	1,056,140
University of New Mexico RB for FHA Insured Hospital Mortgage Series 2004 (FSA) (AAA/Aaa)
515,000	5.00	01/01/2009	549,495

			$7,687,732

New York – 7.5%
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
$5,000,000	5.00%	02/15/2006	$5,090,000
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba3)
200,000	5.10	11/01/2005	200,248
New York City IDA Civic Facility RB for Polytechnical University Project (BB+/Ba3)
250,000	5.20	11/01/2007	249,998
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A/A1)
920,000	7.00	02/01/2006	949,495
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	527,935
New York GO Bonds Refunding Series 2002 C (A/A1)
2,500,000	5.25	08/01/2010	2,720,200
New York GO Bonds Unrefunded Balance Series 1996 F (A/A1)
1,080,000	7.00	02/01/2006	1,113,653
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (A/A2)
4,090,000	5.00	05/15/2007	4,240,921
New York State Dormitory Authority RB for City University System Construction 5th Generation Series 2003 A (AA-/A2)
1,250,000	5.00	01/01/2006	1,268,587
3,250,000	5.00	01/01/2007	3,356,405
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
250,000	4.00	05/01/2005	250,000
575,000	5.00	05/01/2006	584,062
460,000	5.00	05/01/2007	474,863
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,044,600
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A2)
2,000,000	5.00	04/01/2006	2,040,400
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(c)
5,750,000	5.25	01/01/2009	6,143,415

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New York – (continued)
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Ba1)
$610,000	4.75%	07/01/2005	$611,086
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
285,000	3.00	12/01/2005	285,142
500,000	5.00	12/01/2007	521,185
Tobacco Settlement Financing Corp. RB Series B-1 (AA-/A2)
1,000,000	5.00	06/01/2010	1,068,690
Triborough Bridge & Tunnel Authority Revenues & General Purpose RB Series 1997 SR (ETM) (AA-/Aa2)
4,860,000	5.00	01/01/2007	4,967,843

			$38,708,728

North Carolina – 0.6%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
$2,000,000	6.00%	01/01/2006	$2,043,100
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.00	01/01/2008	1,235,494

			$3,278,594

Ohio – 2.1%
Cleveland Ohio City School District RANS RB Series 1997 (AMBAC) (AAA/Aaa)
$2,000,000	5.50%	06/01/2006	$2,058,260
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A/A1)
1,000,000	5.00	02/15/2006	1,011,090
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,840,551
Ohio State Air Quality Development Authority RB for Ohio Edison Project Series 1999 B (BBB-/Baa1)(c)
3,750,000	2.25	06/01/2005	3,745,050
Ohio State Common Schools GO Bonds Series 2003 (AA+/Aa1)
1,000,000	4.00	06/15/2005	1,001,530
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,023,870

			$10,680,351

Oklahoma – 2.4%
Comanche County Hospital Authority RB Series 2004 (Radian) (AA/Aa3)
$400,000	3.75%	07/01/2006	$402,424
1,565,000	4.25	07/01/2008	1,605,878
1,000,000	4.50	07/01/2009	1,040,310
Grand River Dam Authority RB Series 1993 (BBB+/A2)
750,000	5.75	06/01/2006	770,752
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(b)
7,500,000	5.63	08/15/2009	8,303,100

			$12,122,464

Oregon(b) – 0.6%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)
$3,100,000	5.65%	11/01/2005	$3,148,174

Pennsylvania – 6.3%
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
$5,085,000	5.25%	01/01/2008	$5,399,151
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)(b)
3,000,000	5.63	04/01/2006	3,139,470
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE) (AAA)
795,000	6.00	11/15/2005	799,563
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,050,465
2,105,000	6.00	06/01/2007	2,231,511
2,230,000	6.00	06/01/2008	2,416,852
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
1,000,000	5.00	01/15/2010	1,081,960
Pennsylvania GO Bonds First Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,033,620
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	759,630
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A/A3)
1,900,000	4.00	08/15/2006	1,924,586
2,300,000	5.00	08/15/2008	2,416,127
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	821,966
1,000,000	5.00	07/15/2009	1,038,230
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	869,572
Pennsylvania State IDA RB for Economic Development Unrefunded Balance Series 1996 (AMBAC) (AAA/Aaa)
3,185,000	6.00	07/01/2007	3,391,356

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – (continued)
Philadelphia Pennsylvania Gas Works RB for Eighteenth Series 2004 (AGC) (AAA/Aa1)
$1,185,000	5.00%	08/01/2008	$1,247,509
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	775,838

			$32,397,406

Puerto Rico – 4.7%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(c)
$5,000,000	5.00%	07/01/2008	$5,385,050
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA-IBC) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,309,040
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 A (A/Baa1)
3,000,000	5.00	07/01/2005	3,010,230
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (A/Baa1)
2,845,000	5.00	07/01/2006	2,913,451
Puerto Rico Public Buildings Authority RB GTD for Government Facilities Series 1997 B (ETM) (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,010,230
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB+/Baa2)(c)
5,000,000	5.75	02/01/2012	5,555,900

			$24,183,901

Rhode Island – 1.5%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
$525,000	3.20%	09/15/2006	$515,970
485,000	4.00	09/15/2008	486,950
585,000	4.30	09/15/2009	588,797
610,000	4.50	09/15/2010	615,276
635,000	4.75	09/15/2011	641,845
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA)
1,560,000	4.00	07/01/2006	1,581,684
1,560,000	4.00	07/01/2007	1,590,685
1,540,000	4.00	07/01/2008	1,572,032

			$7,593,239

South Carolina – 0.5%
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB+/Baa1)
290,000	4.25	08/01/2005	290,580
370,000	4.50	08/01/2006	373,855
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,141,120

			$2,805,555

Tennessee – 0.8%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)(c)
$1,175,000	5.25%	07/01/2005	$1,178,948
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(c)(e)
2,250,000	10.42	10/01/2008	2,676,960
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(e)
320,000	10.42	09/01/2008	385,459

			$4,241,367

Texas – 5.7%
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA)
$965,000	5.00%	07/01/2007	$999,277
1,065,000	5.00	07/01/2009	1,126,269
Fort Worth Texas Water & Sewer RB for Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,180,700
Fort Worth Texas Water & Sewer RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,070,720
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,128,430
Harris County Texas RB Refunding Tollroad Series 2004 B2 (FGIC) (AAA/Aaa)(c)
10,000,000	5.00	08/15/2009	10,673,000
Odessa Texas Junior College District RB Refunding Series 1995 A (AAA/Aaa)(b)
1,905,000	8.13	06/01/2005	1,970,018
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,107,380

			$29,255,794

U.S. Virgin Islands – 0.6%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$2,000,000	5.00%	10/01/2006	$2,062,820
1,100,000	5.00	10/01/2008	1,155,792

			$3,218,612

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Utah – 1.3%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)(a)
$2,000,000	0.00%	05/15/2005	$1,998,300
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,011,250
Utah State GO Bonds Series 2002 A (AA+/Aa1)
1,500,000	5.00	05/15/2005	1,500,990

			$6,510,540

Virginia – 5.0%
Chesapeake Virginia Hospital Authority Facility RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
$2,075,000	5.00%	07/01/2006	$2,109,943
2,425,000	5.00	07/01/2008	2,526,850
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aaa)
1,250,000	5.25	11/01/2006	1,296,475
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,570,720
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA/Aa2)
1,000,000	5.50	10/01/2006	1,037,140
Virginia Commonwealth Transportation Board RB for US Route 58 Corridor Development Program Series 1999 B (AA+/Aa1)(b)
9,000,000	5.75	05/15/2009	10,030,950

			$25,572,078

Washington – 1.9%
Clark County Washington School District No. 037 Vancouver GO Bonds Refunding Series 2003 B (Aa1)
$1,790,000	4.00%	06/01/2005	$1,791,772
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,012,760
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,024,170
Washington State Public Power Supply System Nuclear Project No. 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)(a)
5,000,000	0.00	07/01/2005	4,978,150

			$9,806,852

West Virginia – 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
$1,680,000	5.00%	04/01/2006	$1,715,011

Wisconsin – 2.5%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
$200,000	5.30%	10/01/2008	$208,348
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
990,000	5.30	10/01/2008	1,027,967
Milwaukee Wisconsin GO Bonds for Promissory Notes Series 2005 N1 (FSA) (AAA/Aaa)
1,415,000	5.00	02/15/2010	1,528,313
2,630,000	5.00	02/15/2011	2,863,412
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
2,000,000	5.50	05/01/2005	2,000,000
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	671,470
695,000	4.00	05/01/2008	702,423
715,000	4.00	05/01/2009	719,719
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,035,260
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
500,000	4.00	08/15/2005	501,340
1,555,000	4.00	08/15/2006	1,567,502

			$12,825,754

Wyoming – 0.4%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
$1,975,000	4.95%	01/01/2006	$2,005,040

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $502,210,092)			$499,706,697

Other Municipals(c)(f) – 2.2%

MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)
$6,190,000	3.38%	11/01/2008	$6,095,045
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999
5,000,000	4.95	08/15/2005	5,022,300

TOTAL OTHER MUNICIPALS
(Cost $11,190,000)			$11,117,345

TOTAL INVESTMENTS – 99.6%
(Cost $513,400,092)			$510,824,042

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Pre-Refunded security. Maturity date disclosed is prerefunding date.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d)	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

(e)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(f)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $11,117,345, which represents approximately 2.2% of net assets as of April 30, 2005.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. – Transferable Custodial Receipts
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CONNIE LEE	—	College Construction Loan Insurance Association
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LIBOR	—	London Inter-Bank Offered Rate
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance – Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed, if any, are issued by Standard & Poor’s/ Moody’s Investors Service/ Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At April 30, 2005, the Fund had an outstanding swap contract with the following terms:

Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	Made by	Received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	Salomon Smith Barney	$5,000	02/23/2025	5.05%	3 month LIBOR floating	$(71,320)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 96.7%

Alabama – 3.0%
Alabama State Municipal Electric Authority Power Supply RB Series 2003 A (MBIA) (Aaa)
$1,000,000	5.00%	09/01/2033	$1,045,430
Alabama State Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa3)
1,150,000	5.75	08/01/2019	1,278,524
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.55	08/01/2021	1,094,600
Huntsville Alabama GO Refunding Warrants Series 2005 A (FSA) (AAA/Aaa)
1,000,000	5.75	02/01/2015	1,177,080
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
3,500,000	5.25	01/01/2011	3,785,635
Montgomery Alabama GO Bonds Warrants Series 1997 A (AA/Aa3)
1,000,000	5.10	10/01/2009	1,058,300
Tuscaloosa GO Bonds Warrants Series 2000 (AA-/Aa3)
1,000,000	5.65	01/01/2017	1,102,400

			$10,541,969

Alaska – 3.2%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
$4,000,000	5.25%	12/01/2034	$4,292,280
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
2,000,000	6.00	06/01/2027	2,083,020
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/AAA)
2,490,000	6.00	06/01/2049	2,619,829
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.13	05/01/2029	1,060,980
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,460,940

			$11,517,049

Arizona – 2.6%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
$3,410,000	5.75%	07/01/2018	$3,942,915
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	322,715
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
875,000	5.85	01/01/2008	909,099
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,717,000
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,379,766

			$9,271,495

Arkansas – 2.7%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB/Baa2)
$4,000,000	7.25%	02/01/2020	$4,480,000
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,063,800
480,000	5.05	06/01/2021	481,301
University of Arkansas RB for Construction UAMS Campus Series 2004 B (MBIA) (Aaa)
1,000,000	5.00	11/01/2027	1,054,080
University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC) (Aaa)(a)
1,185,000	5.50	12/01/2012	1,351,623
University of Arkansas RB for Parking Construction UAMS Campus Series 2004 (MBIA) (Aaa)
1,200,000	5.00	07/01/2034	1,243,944

			$9,674,748

California – 10.7%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
$1,000,000	6.13%	08/15/2020	$1,101,350
Abag Finance Authority RB for Non-Profit Corps. Samsum-Santa Barbara Series 2002 A (A)
1,500,000	5.50	04/01/2021	1,598,235
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75	09/01/2023	1,724,835
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
125,000	5.00	01/01/2009	133,328
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)
625,000	15.00 (d)	07/01/2008	769,850
940,000	16.82	07/01/2014	1,392,140
California State GO Bonds Series 2000 (FGIC) (AAA/Aaa)
1,280,000	5.25	09/01/2030	1,349,082
California State GO Bonds Series 2003 (A/A3)
1,000,000	5.25	02/01/2033	1,055,520
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38	10/01/2019	2,186,800
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)(a)
1,000,000	6.00	07/01/2012	1,180,160
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.75	06/01/2039	1,303,277
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.88	06/01/2042	403,648
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.88	06/01/2042	749,632
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
9,000,000	5.50	06/01/2043	9,604,710

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Kaweah Delta Health Care District RB Series 2004 (A3)
$325,000	6.00%	08/01/2034	$353,412
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
300,000	5.00	05/01/2011	321,453
300,000	5.00	05/01/2012	321,732
285,000	5.00	05/01/2015	303,687
Los Angeles Unified School District GO Bonds for Election of 1997 Series 2002 E (MBIA) (AAA/Aaa)
1,000,000	5.13	01/01/2027	1,057,890
Menlo Park GO Bonds Series 2002 (Aa1)
1,000,000	5.25	08/01/2027	1,070,370
Metropolitan Water District Waterworks RB Refunding Series 2001 A (AA+/Aa2)
1,000,000	5.10	07/01/2025	1,063,350
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.25	09/02/2015	976,077
Placentia California COPS Improvement Project Series 2004
1,000,000	5.45	07/01/2025	1,001,780
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2024	1,120,520
San Gabriel Unified School District GO Bonds Series 2002 A (FSA) (AAA/Aaa)
500,000	5.38	08/01/2021	568,369
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	201,112
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/ Baa3)
3,000,000	5.63	06/01/2043	2,884,710
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.25	06/01/2034	332,890
University of California RB for Multiple Purpose Projects Series 2001 M (FGIC)(AAA/Aaa)
1,000,000	5.13	09/01/2022	1,056,320
1,000,000	5.13	09/01/2023	1,076,180

			$38,262,419

Colorado – 1.6%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)(d)
$2,000,000	4.88%	12/01/2008	$2,079,600
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
1,000,000	5.00	03/01/2025	1,008,430
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A2)
500,000	6.50	11/15/2031	555,575
Denver City & County GO Bonds for Various Purposes Series 1999 B (AA+/Aa1)
1,000,000	5.63	08/01/2007	1,059,350
La Plata County School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aaa)
1,000,000	5.25	11/01/2025	1,075,540

			$5,778,495

Connecticut – 0.8%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(b)(c)
$1,335,000	13.85%	12/15/2013	$1,917,007
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)(e)
1,000,000	6.50	09/01/2005	1,013,300

			$2,930,307

District Of Columbia – 0.5%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
$840,000	6.25%	05/15/2024	$859,043
1,000,000	6.50	05/15/2033	1,060,520

			$1,919,563

Florida – 5.1%
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
$2,500,000	5.75%	05/01/2035	$2,528,925
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.80	05/01/2016	1,982,395
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,750,000	6.00	05/01/2034	1,780,065
Florida State GO Bonds Department of Transportation Right of Way Series 1997 B (AAA/Aa1)
1,000,000	5.50	07/01/2011	1,060,560
High Ridge Quantum Community Development District Special Assessment for Boynton Beach Series 2005 A
1,960,000	5.75	05/01/2035	1,960,059
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.63	03/01/2024	320,955
Keys Cove Community Development District Special Assessment Series 2004
1,225,000	5.88	5/01/2035	1,241,966
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,028,560
Palm Beach County GO Bonds Series 1999 A (AAA/Aaa)
1,000,000	5.45	08/01/2013	1,082,320

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
$2,785,000	7.13%	11/01/2016	$3,432,680
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.00	05/01/2013	259,177
1,400,000	4.50	05/01/2018	1,490,860

			$18,168,522

Georgia – 2.5%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
$7,000,000	5.25%	10/01/2039	$7,549,150
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	344,721
Georgia State GO Bonds Series 1992 B (AAA/Aaa)
1,000,000	6.00	03/01/2012	1,165,070

			$9,058,941

Hawaii – 1.4%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
$3,500,000	6.63%	07/01/2017	$4,009,040
Hawaii State GO Bonds Refunding Series 1997 (FGIC) (AAA/Aaa)
1,000,000	6.00	03/01/2008	1,083,740

			$5,092,780

Illinois – 6.5%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
$2,180,000	5.50%	01/01/2019	$2,392,506
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	519,327
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
750,000	5.00	11/15/2011	785,257
1,250,000	6.25	11/15/2013	1,392,750
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,175,360
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)(a)
2,500,000	5.50	01/01/2007	2,634,925
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)(d)
2,300,000	5.50	02/28/2014	2,387,285
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,150,340
1,500,000	6.25	05/01/2034	1,554,090
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,289,620
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	3,954,602

			$23,236,062

Indiana – 0.2%
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
$640,000	5.10%	01/15/2017	$675,181

Iowa – 0.4%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/ Baa3)
$1,400,000	5.60%	06/01/2035	$1,328,068

Kansas – 0.3%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
$1,000,000	5.50%	11/15/2025	$1,057,370

Kentucky – 1.9%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(f)
$3,250,000	0.00/5.00%	10/01/2018	$3,583,353
Russell Kentucky RB for Bon Secours Health Systems Series 2000 (ETM) (AAA/A3)
3,000,000	5.85	11/15/2005	3,053,400

			$6,636,753

Louisiana – 0.9%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
$1,000,000	5.25%	09/01/2015	$1,063,670
500,000	5.25	09/01/2016	528,970
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,430,000	5.95	11/01/2015	1,499,055

			$3,091,695

Maryland – 1.7%
Anne Arundel County Special Obligation RB for Arundel Mills Project Series 2004 (AA+/Aa1)
$1,500,000	5.13%	07/01/2029	$1,598,625
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	551,745
1,000,000	5.70	07/01/2029	1,095,270
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)(b)
575,000	10.32	05/01/2014	824,205

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Maryland – (continued)
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
$500,000	5.38%	08/15/2024	$524,345
750,000	5.50	08/15/2033	790,035
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	523,055

			$5,907,280

Massachusetts – 2.9%
Massachusetts Bay Transportation Authority (AAA/Aa1)
$1,000,000	5.00%	07/01/2028	$1,054,020
Massachusetts State GO Bonds for Consolidated Loan Series 2000 A (AAA/Aa2)(a)
1,000,000	6.00	02/01/2010	1,127,530
1,000,000	6.00	02/01/2010	1,127,530
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.50	11/01/2015	3,077,550
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	4,000,087

			$10,386,717

Michigan – 0.9%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(a)
$2,000,000	6.13%	11/15/2009	$2,266,720
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
1,000,000	5.38	06/01/2017	1,059,350

			$3,326,070

Mississippi – 0.6%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$1,950,000	5.88%	04/01/2022	$1,970,261

Missouri – 2.0%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
$1,800,000	6.25%	12/01/2021	$1,974,294
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/ A2)
515,000	4.00	01/02/2012	519,779
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,107,410
Truman State University Housing System RB Series 2004 (AMBAC) (Aaa)
3,340,000	5.00	06/01/2030	3,488,697

			$7,090,180

Montana(d) – 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa2)
$1,000,000	5.20%	05/01/2009	$1,055,950

Nevada – 2.3%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(d)
$765,000	5.45%	03/01/2013	$816,599
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)(a)
2,500,000	6.00	07/01/2009	2,813,125
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,760,100
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(a)
1,585,000	6.38	01/01/2010	1,810,688

			$8,200,512

New Hampshire – 0.6%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
$100,000	5.00%	10/01/2013	$107,299
200,000	5.00	10/01/2015	214,250
100,000	5.00	10/01/2018	104,735
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2022	547,025
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AAA/Aaa)
1,000,000	5.25	08/15/2019	1,113,400

			$2,086,709

New Jersey – 4.4%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA/Aa3)
$1,085,000	5.50%	06/15/2016	$1,204,090
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
500,000	6.50	07/01/2021	537,810
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	642,062
New Jersey State GO Bonds Refunding Series 1999 F (AA-/Aa3)
1,000,000	5.50	08/01/2011	1,120,730
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
1,000,000	5.50	06/15/2013	1,147,780
2,000,000	5.50	06/15/2013	2,295,560
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/ Baa3)
1,000,000	5.75	06/01/2032	999,270
2,370,000	6.00	06/01/2037	2,368,246
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.75	06/01/2039	317,976
University of Medicine & Dentistry of New Jersey COPS Series 2004 (MBIA) (AAA/Aaa)
5,000,000	5.00	06/15/2036	5,215,400

			$15,848,924

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Mexico – 1.9%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
$3,000,000	5.88%	06/01/2023	$3,008,130
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/ Baa2)
3,530,000	6.38	04/01/2022	3,807,705

			$6,815,835

New York – 5.9%
Brookhaven New York GO Bonds Series 1995 (FGIC) (AAA/Aaa)
$500,000	5.50%	10/01/2013	$528,980
Metropolitan Transportation Authority RB for Refunding Transportation Series 2002 F (MBIA) (AAA/Aaa)
1,000,000	5.25	11/15/2027	1,075,190
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(b)
1,000,000	7.78	11/15/2015	1,257,120
New York City GO Bonds Prerefunded Series 1996 G (A/A1)(a)
3,900,000	5.75	02/01/2006	4,046,874
New York City GO Bonds Series 1997 C (MBIA-IBC) (AAA/Aaa)
1,000,000	5.38	11/15/2017	1,056,420
New York City IDA Civic Facility RB for Polytechnical University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,257,350
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (FGIC) (AAA/Aaa)
1,000,000	5.25	08/01/2014	1,106,990
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(b)
1,000,000	7.78	11/01/2026	1,214,580
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC, FHA) (AAA/Aaa)
2,500,000	5.00	08/01/2029	2,613,600
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,732,635
New York State Environmental Facilities Corp. State Clean Water & Drinking RB for Revolving Funds Pooled Funding Program Series 2002 F (AAA/Aaa)
500,000	5.25	11/15/2020	546,405
New York State GO Bonds Refunding Series 1998 F (AA/A1)
500,000	5.25	09/15/2013	537,415
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-/A2)
2,600,000	5.50	06/01/2019	2,895,230
Triborough Bridge & Tunnel Authority RB for General Purpose Series 1999 A (AAA/Aa2)(a)
1,000,000	5.25	07/01/2009	1,093,780

			$20,962,569

North Carolina – 3.0%
Charlotte North Carolina Water & Sewer System RB Series 2001 (AAA/Aa1)
$1,000,000	5.13%	06/01/2026	$1,062,370
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AA+/Aa1)
2,000,000	5.13	07/01/2042	2,088,180
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.38	01/01/2016	532,375
850,000	5.38	01/01/2017	906,176
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/ Baa2)
600,000	5.13	01/01/2023	617,760
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,262,590
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.50	01/01/2013	499,446
Winston-Salem North Carolina Water & Sewer Systems RB Refunding Series 2001 (AAA/Aa2)(a)
1,500,000	5.25	06/01/2011	1,680,000

			$10,648,897

Ohio – 0.6%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)
$600,000	5.45%	12/01/2005	$609,858
Ohio State Building Authority RB Refunding for State Facilities Adult Correction Series 2001 A (FSA) (AAA/Aaa)
1,000,000	5.50	10/01/2013	1,118,760
Pickerington Local School District GO Bonds for School Facilities Construction & Improvement Series 2001 (FGIC) (AAA/Aaa)
500,000	5.25	12/01/2020	544,240

			$2,272,858

Oregon – 0.6%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
$2,000,000	6.13%	09/01/2022	$2,133,280

Pennsylvania – 1.1%
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A2)
$150,000	5.38%	11/15/2034	$157,234
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.25	11/01/2031	2,077,860
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (FGIC) (AAA/Aaa)
1,000,000	5.25	06/15/2015	1,071,560
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
400,000	5.25	06/01/2032	408,672
St. Mary Hospital Authority RB for Catholic Health East Series 2004 B (A/A2)
225,000	5.38	11/15/2034	235,852

			$3,951,178

Puerto Rico – 0.7%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
$2,500,000	5.00%	07/01/2036	$2,667,375

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments  (continued)
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

South Carolina – 3.2%
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
$5,000,000	5.00%	06/01/2031	$5,195,950
Greenville County School District Installment Purpose Refunding RB for Building Equity Sooner Tomorrow Series 2002 (AA-/Aa3)
1,000,000	6.00	12/01/2021	1,133,460
Lancaster County School District GO Bonds Series 1999 (FSA) (AAA/Aaa)
1,000,000	5.10	03/01/2015	1,075,180
Medical University Hospital Authority RB for Hospital Facilities Series 2004 A (MBIA, FHA) (AAA/Aaa)
4,000,000	5.00	08/15/2031	4,150,080

			$11,554,670

Tennessee – 3.3%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
$2,000,000	6.25%	07/01/2015	$2,396,560
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.00	04/01/2034	1,311,698
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,629,700
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
695,000	6.00	10/01/2009	729,604
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(b)(d)
810,000	10.42	10/01/2008	963,706
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
120,000	10.42	09/01/2008	144,547
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
300,000	5.25	09/01/2005	301,812
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,249,642

			$11,727,269

Texas – 6.3%
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/ Baa2)
$700,000	7.70%	04/01/2033	$824,796
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
1,200,000	7.70	03/01/2032	1,413,936
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)(d)
790,000	5.75	11/01/2011	855,570
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba2)
1,250,000	5.38	04/01/2019	1,280,175
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.75	09/01/2027	2,266,794
Frisco Independent School District GO Bonds Series 2002 (PSF-GTD) (Aaa)
1,000,000	5.13	08/15/2030	1,046,580
Grand Prairie Independent School District GO Bonds Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.38	02/15/2018	1,109,430
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
3,000,000	6.38	10/01/2025	3,387,810
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,000,000	6.65	04/01/2032	1,090,390
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,308,690
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.00	08/15/2019	711,893
Mesquite Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.50	08/15/2021	1,282,774
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,309,087
University of Texas RB for Fing System Series 2003 B (AAA/Aaa)
1,000,000	5.25	08/15/2020	1,089,520
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD) (Aaa)(a)(c)
1,775,000	0.00	08/15/2010	1,235,081
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(c)
80,000	0.00	08/15/2013	57,632
Williamson County GO Bonds for Road Series 2002 (FSA) (AAA/Aaa)
1,040,000	5.25	02/15/2027	1,103,783

			$22,373,941

U.S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$500,000	5.00%	10/01/2014	$542,130
500,000	5.25	10/01/2016	545,310

			$1,087,440

Utah – 0.6%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$2,000,000	5.70%	11/01/2026	$2,088,740

Vermont – 0.6%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (AMT) (FSA) (AAA/Aaa)
$2,000,000	9.50%	12/15/2005	$2,070,860

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Virginia – 1.1%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AAA/Aaa)
$1,850,000	5.25%	07/15/2026	$1,991,396
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
750,000	5.25	02/01/2008	766,140
Virginia Commonwealth Transportation Board RB for Northern Virginia Transportation District Program Series 1999 A (AA+/Aa1)(a)
1,000,000	5.50	05/15/2009	1,105,110

			$3,862,646

Washington – 5.2%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
$2,500,000	6.35%	07/01/2028	$2,685,525
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)(a)
3,965,000	6.25	01/01/2009	4,451,030
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.00	12/01/2030	4,188,920
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.00	01/01/2034	3,290,655
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
345,000	5.70	06/01/2016	356,316
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,626,825
Washington State GO Bonds Series 2000 B (AA/Aa1)(a)
1,000,000	6.00	01/01/2010	1,122,080

			$18,721,351

West Virginia – 0.3%
West Virginia State GO Bonds for State Road Series 2000 (FGIC) (AAA/Aaa)
$1,000,000	5.63%	06/01/2018	$1,109,340

Wisconsin – 2.0%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/ Baa3)
$1,000,000	6.38%	06/01/2032	$1,021,210
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(a)
5,380,000	6.25	05/01/2010	6,166,179

			$7,187,389

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $321,802,402)			$345,349,658

Other Municipals(d)(e) – 1.3%

GMAC Municipal Mortgage Trust Series A (A3)
$525,000	4.15%	10/31/2009	$523,294
GMAC Municipal Mortgage Trust Series A-1 (A3)
375,000	4.90	10/31/2014	377,261
GMAC Municipal Mortgage Trust Series A-2 (A3)
1,350,000	5.30	10/31/2019	1,363,622
GMAC Municipal Mortgage Trust Series B (BAA1)
1,350,000	5.60	10/31/2019	1,390,594
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999
1,000,000	4.95	08/15/2005	1,004,460

TOTAL OTHER MUNICIPALS
(Cost $4,600,000)			$4,659,231

TOTAL INVESTMENTS – 98.0%
(Cost $326,402,402)			$350,008,889

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Pre-Refunded security. Maturity date disclosed is prerefunding date.
(b)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,672,531, which represents approximately 1.6% of net assets as of April 30, 2005.
(f)	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIBOR	—	London Inter-Bank Offered Rate
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance-Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
RMKT	—	Remarketed
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed, if any, are issued by Standard & Poor’s/ Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At April 30, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments
		Amount	Termination	Made by	Payments Received	Unrealized
Swap Type	Swap Counterparty	(000s)	Date	the Fund	by the Fund	Loss

Interest Rate	Salomon Smith Barney	$5,000	02/23/2025	5.05%	3 month LIBOR Floating	$(71,320)

Interest Rate	Merrill Lynch	5,000	05/18/2025	4.95%	3 month LIBOR Floating	(773)

TOTAL						$(72,093)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 94.7%

Alabama – 0.1%
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT) (BB+)
$5,000,000	5.75%	09/01/2028	$5,063,450

Alaska – 0.5%
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
$5,000,000	6.00%	06/01/2027	$5,207,550
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
8,690,000	5.50	06/01/2029	8,463,712
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
5,000,000	6.20	06/01/2022	5,117,800

			$18,789,062

Arizona – 0.9%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba1)
$5,000,000	5.85%	03/01/2028	$5,004,850
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba1)
5,000,000	5.88	03/01/2033	5,003,300
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,489,455
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.80	11/01/2032	2,500,575
Maricopa County PCRB for El Paso Electric Co. RMTK- 8/24/00 Series 1985 A (BBB-/Baa3)(a)
8,000,000	6.38	08/01/2005	8,071,280
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)(a)
4,000,000	4.00	07/01/2009	4,038,000
Maricopa County PCRB for Southern California Edison Co. Series 2000 A (BBB+/A3)(a)
2,250,000	2.90	03/02/2009	2,190,150
Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/Ba1)
6,000,000	6.00	09/01/2029	6,008,460
University Medical Center Corp. RB Series 2004 (BBB+/A3)
2,150,000	5.00	07/01/2024	2,211,941
Yavapai County IDA Hospital Facilities RB for Regional Medical Center 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,332,613

			$37,850,624

Arkansas – 0.3%
Independence County PCRB Refunding for Entergy Ark Inc. Project Series 2005 (A-/Baa1)
$10,730,000	5.00%	01/01/2021	$10,949,106
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (Ba3)
3,010,000	5.60%	10/01/2026	3,008,104

			$13,957,210

California – 11.1%
Abag Finance Authority for Nonprofit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
$3,855,000	6.00%	09/01/2027	$4,100,795
4,900,000	6.00	09/01/2034	5,219,872
Abag Finance Authority RB for Non-Profit Corps. Samsum-Santa Barbara Series 2002 A (A)
2,000,000	5.50	04/01/2021	2,130,980
2,750,000	5.60	04/01/2026	2,902,735
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.75	09/02/2024	1,391,715
2,200,000	5.80	09/02/2028	2,267,892
2,500,000	5.88	09/02/2034	2,577,425
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (Baa3)
555,000	5.75	06/01/2029	556,837
California County Tobacco Securitization Agency RB for Fresno County Funding Corp Asset Backed Bonds Series 2002 (BBB/Baa3)
385,000	6.00	06/01/2035	385,816
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)(b)
5,000,000	7.70	05/01/2014	6,262,900
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,500,777
California Educational Facilities Authority RB for Golden Gate University Series 2005 (Baa3)
2,000,000	5.00	10/01/2036	1,996,760
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A-1)
6,000,000	5.75	09/15/2030	6,523,920
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)(a)(b)
7,500,000	7.67	06/01/2007	7,535,100
California PCRB Financing Authority Solid Waste Disposal for Waste Management Inc. Project Series 2005 A-1 (AMT) (BBB)(a)
4,000,000	4.70	04/01/2012	4,100,240
California Special Districts Association Finance Corp. COPS for Special Districts Finance Program Series 2005 RR (XLCA) (AAA)
500,000	5.00	08/01/2025	524,065
1,000,000	5.00	08/01/2035	1,035,620
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES)(b)
18,250,000	7.29	05/01/2011	22,279,235

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)(a)(b)
$6,250,000	14.56%	07/01/2008	$7,698,500
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)(b)
6,250,000	15.15	07/01/2014	9,256,250
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(a)(b)
625,000	15.00	07/01/2008	769,850
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)
4,060,000	16.82	07/01/2014	6,012,860
California State GO Bonds Refunding Series 2001 (XLCA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,642,372
California State GO Bonds Series 2003 (A/A3)
2,000,000	5.25	02/01/2015	2,213,880
California State GO Bonds Series 2004 (A/A3)
20,000,000	4.00	02/01/2010	20,680,200
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.63	10/01/2033	3,076,830
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
2,500,000	6.00	05/01/2037	2,498,275
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)(d)
970,000	6.75	07/01/2012	1,140,749
Carlsbad Improvement Bond Act 1915 for Special Assessment District No. 2003-01 Series 2004
3,315,000	6.00	09/02/2034	3,433,776
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.50	09/01/2022	660,175
565,000	5.55	09/01/2023	569,452
365,000	5.60	09/01/2024	368,132
1,300,000	5.70	09/01/2029	1,314,872
1,420,000	5.75	09/01/2034	1,442,294
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,185,000	7.63	09/01/2029	1,268,211
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.70	09/01/2024	1,749,385
2,300,000	5.80	09/01/2028	2,369,897
3,150,000	5.88	09/01/2034	3,253,572
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (A-/Baa1)
3,810,000	5.63	06/01/2038	4,138,308
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.75	06/01/2039	21,793,991
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.90	06/01/2042	6,929,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.88	06/01/2042	3,056,192
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.80	06/01/2042	3,445,320
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.88	06/01/2042	9,606,822
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
75,535,000	5.50	06/01/2043	80,610,197
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,443,922
HI Desert California Memorial Health Care District RB Refunding Series 1998
2,250,000	5.50	10/01/2015	2,267,235
2,000,000	5.50	10/01/2019	2,008,500
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.00	08/01/2034	3,996,268
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.50	05/01/2009	1,036,200
1,455,000	5.00	05/01/2010	1,553,474
2,700,000	5.00	05/01/2011	2,893,077
2,715,000	5.00	05/01/2012	2,911,675
2,345,000	5.00	05/01/2015	2,498,762
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,925,000	7.00	09/02/2030	2,051,357
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.95	09/01/2028	3,878,964
3,300,000	6.00	09/01/2034	3,370,983
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,115,000
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES)(b)
1,665,000	12.90	08/01/2014	2,352,462
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES)(b)
1,670,000	12.93	08/01/2015	2,359,526
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT) (B)
975,000	9.25	08/01/2024	983,707
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
7,140,000	7.00	12/01/2012	7,311,146
25,855,000	7.50	12/01/2024	27,028,300

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

California – (continued)
Oakley Public Finance Authority RB Series 2004
$1,430,000	5.88%	09/02/2024	$1,456,527
2,000,000	6.00	09/02/2028	2,144,540
2,515,000	6.00	09/02/2034	2,562,383
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,563,615
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,093,970
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,005,000	5.25	09/02/2016	1,026,738
1,055,000	5.25	09/02/2017	1,078,031
Sacramento County Sanitation District Financing Authority RB for Sacramento Regional County Series 2004 A (AMBAC) (AAA/Aaa)
32,930,000	5.00	12/01/2035	34,749,053
San Leandro Community Facilities District No. 1 Special Tax Series 2000
1,690,000	6.40	09/01/2019	1,761,605
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,065,894
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,034,010
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
19,845,000	5.25	06/01/2027	20,033,924
Tobacco Securitization Authority RB for Southern California Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
8,895,000	5.63	06/01/2043	8,553,165
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.00	09/01/2034	4,145,320
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,240,000	6.50	05/15/2015	2,244,189
4,990,000	6.50	05/15/2025	4,999,331
Valley Health Systems COPS Refunding Project Series 1993 (B+)
11,065,000	6.88	05/15/2023	11,171,335

			$454,036,634

Colorado – 0.8%
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa2)
$10,000,000	5.00%	03/01/2025	$10,084,300
Eagle Bend Metropolitan GO Bonds District No. 2 Series 2004 (Radian) (AA/Aa3)
1,000,000	5.00	12/01/2020	1,040,090
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,631,955
McKay Landing Metropolitan Go Bonds District No. 2 Subseries 2004 A
2,000,000	7.50	12/01/2034	2,015,600
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,233,340
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.00	12/01/2033	2,878,260
Vista Ridge Metropolitan District GO Bonds Series 2001
9,795,000	7.50	12/01/2031	10,211,679

			$31,095,224

Connecticut – 0.4%
Bridgeport Senior Living Facilities RB for 3030 Park Retirement Community Project Series 2005
$7,000,000	7.25%	04/01/2035	$7,282,660
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(b)
3,485,000	13.85	12/15/2013	5,004,321
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
695,000	5.88	07/01/2022	660,382
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES)(b)
2,660,000	10.36	01/15/2011	3,788,691

			$16,736,054

Delaware – 0.4%
Delaware River & Bay Authority RB Refunding Series 2005 (MBIA) (AAA/Aaa)
$3,400,000	5.00%	01/01/2024	$3,627,868
3,000,000	5.00	01/01/2025	3,196,140
2,500,000	5.00	01/01/2026	2,655,275
3,000,000	5.00	01/01/2027	3,178,980
2,000,000	5.00	01/01/2028	2,117,700
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB/Baa1)
1,250,000	5.50	06/01/2024	1,315,588

			$16,091,551

District Of Columbia – 0.3%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
$1,435,000	6.35%	06/01/2028	$1,437,640
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,680,000	6.25	05/15/2024	1,718,086
6,000,000	6.50	05/15/2033	6,363,120

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

District Of Columbia – (continued)
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)(b)
$2,785,000	13.82%	01/01/2010	$3,731,343

			$13,250,189

Florida – 31.1%
Amelia National Community Development District RB for Capital Improvement Series 2004 A
$3,360,000	6.30%	05/01/2035	$3,493,157
Anthem Park Community Development District RB for Capital Improvement Series 2004
2,800,000	5.80	05/01/2036	2,821,896
Arborwood Community Development District RB for School Site Acquisition Project Series 2005
6,115,000	5.50	05/01/2014	6,204,218
Ballantrae Community Development District RB for Capital Improvement Series 2004
5,000,000	6.00	05/01/2035	5,166,000
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,990,000	5.25	05/01/2016	2,178,254
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 A
7,000,000	6.00	05/01/2033	7,243,180
Bellalago Educational Facilities Benefits District RB for Capital Improvement Series 2004 B
6,220,000	5.80	05/01/2034	6,323,439
Bluewaters Community Development District Special Assessment Series 2004
3,000,000	6.00	05/01/2035	3,060,330
Bonita Springs Vasari Community Development District RB for Capital Improvement Series 2001 A
7,850,000	6.95	05/01/2032	8,478,078
Bonnet Creek Resort Community Development District RB Special Assessment Series 2002
1,000,000	7.13	05/01/2012	1,071,820
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.38	05/01/2034	10,775,300
2,000,000	7.50	05/01/2034	2,157,280
Brandy Creek Community Development District Special Assessment Series 2003 A
3,510,000	6.35	05/01/2034	3,690,274
Brandy Creek Community Development District Special Assessment Series 2003 B
2,945,000	5.40	05/01/2009	2,987,143
Bridgewater Community Development District Special Assessment Series 2004 A
9,485,000	6.00	05/01/2035	9,721,461
Bridgewater Wesley Chapel Community Development District RB for Capital Improvement Series 2005
3,595,000	5.75	05/01/2035	3,636,594
Briger Community Development District Special Assessment RB Series 2002 A
2,965,000	6.75	05/01/2033	3,163,892
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,500,000	6.13	05/01/2035	1,518,060
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2000 A
5,900,000	7.00	05/01/2031	6,243,026
Brooks of Bonita Springs II Community Development District RB for Capital Improvement Series 2003 A
1,645,000	6.13	05/01/2034	1,688,362
Capital Region Community Development District RB for Capital Improvement Series 2002 A
12,120,000	6.70	05/01/2032	13,051,301
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,095,000	6.70	05/01/2031	1,163,010
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,910,000	6.85	05/01/2031	3,131,218
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A(e)
6,400,000	10.00	10/01/2033	7,180,096
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A(e)
3,000,000	8.95	10/01/2033	3,376,440
Celebration Community Development District Special Assessment Series 2003 A
3,000,000	6.40	05/01/2034	3,188,580
Century Gardens Community Development District Special Assessment Series 2004
2,395,000	5.90	05/01/2034	2,441,583
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.25	05/01/2035	21,059,800
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.88	05/01/2014	1,785,892
City Center Community Development District RB BANS Series 2004
3,700,000	5.25	11/01/2005	3,691,897
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,410,000	6.40	05/01/2033	12,127,233
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.85	05/01/2035	2,385,015
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
1,300,000	5.00	05/01/2011	1,308,060
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-1
3,015,000	5.95	05/01/2035	3,078,586

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Connerton West Community Development District for Special Assessment Capital Improvement Series 2004 A-2
$2,290,000	5.85%	05/01/2024	$2,320,732
1,590,000	5.95	05/01/2036	1,612,260
Cory Lakes Community Development District for Special Assessment Series 2001 A
570,000	8.38	05/01/2017	646,010
Cory Lakes Community Development District for Special Assessment Series 2001 B
835,000	8.38	05/01/2017	922,182
Country Greens Community Development District Special Assessment RB Series 2003
6,100,000	6.63	05/01/2034	6,490,644
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,145,000	6.25	05/01/2034	1,195,014
Covington Park Community Development District RB for Capital Improvement Series 2004 B
2,000,000	5.30	11/01/2009	2,025,680
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,305,000	7.05	05/01/2015	5,674,865
Cutler Cay Community Development District Special Assessment Series 2004
5,000,000	6.13	05/01/2024	5,215,850
2,480,000	6.30	05/01/2034	2,588,078
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,790,000	6.00	05/01/2034	1,820,752
Double Branch Community Development District Special Assessment Series 2002 A
11,100,000	6.70	05/01/2034	12,056,265
Double Branch Community Development District Special Assessment Series 2003 B
4,220,000	5.38	05/01/2008	4,284,144
Dupree Lakes Community Development District RB for Capital Improvement Series 2005
8,000,000	5.00	11/01/2010	7,970,000
East Park Development District Special Assessment Series 2002
5,300,000	6.85	05/01/2033	5,725,166
Fishhawk Community Development District II Special Assessment RB Series 2003 A
3,000,000	6.25	05/01/2034	3,146,310
Fishhawk Community Development District II Special Assessment RB Series 2003 B
1,160,000	5.00	11/01/2007	1,170,916
Fishhawk Community Development District II Special Assessment RB Series 2004 A
2,500,000	6.13	05/01/2034	2,599,800
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,255,000	7.30	05/01/2015	5,733,152
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
5,525,000	5.50	07/01/2008	5,632,351
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,670,000	6.50	05/01/2033	2,821,603
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
1,425,000	5.50	05/01/2010	1,454,526
Gateway Services District Water & Sewer RB Refunding Series 2003
2,315,000	6.00	10/01/2019	2,338,358
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.15	05/01/2034	5,364,580
Grand Haven Community Development District Special Assessment Series 2002
1,300,000	6.13	11/01/2007	1,319,669
Grand Haven Community Development District Special Assessment Series 2003
2,235,000	5.20	11/01/2007	2,260,457
Grand Haven Community Development District Special Assessment Series 2004 B
2,000,000	5.00	05/01/2009	2,003,800
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,285,725
Greyhawk Landing Community Development District Special Assessment Series 2002 B
1,725,000	6.25	05/01/2009	1,768,936
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,550,000	6.70	05/01/2033	4,835,512
Habitat Community Development RB Series 2004
4,745,000	5.85	05/01/2035	4,841,181
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,040,769
Hamal Community Development District Special Assessment Series 2001
3,725,000	6.75	05/01/2031	3,957,924
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,340,000	7.00	05/01/2033	2,524,439
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.13	05/01/2035	4,509,045
Harbour Lake Estates Community Development District Special Assessment Series 2001
305,000	6.40	02/01/2006	307,538
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
3,000,000	6.13	05/01/2034	3,100,410

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
$4,000,000	6.50%	05/01/2034	$4,253,240
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.20	05/01/2035	1,284,141
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
2,540,000	5.25	11/01/2008	2,575,433
Heritage Harbour Market Place Community Development District BANS Series 2004
5,000,000	5.50	10/01/2005	4,989,900
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,180,000	6.00	05/01/2035	3,269,612
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
2,500,000	5.00	11/01/2009	2,507,700
Heritage Isles Community Development District RB for Special Assessment Series 2002
2,210,000	5.90	11/01/2006	2,232,873
Heritage Lake Park Community Development District Special Assessment Series 2004 B
6,000,000	5.10	11/01/2009	6,048,000
Heritage Lake Park Community Development Special Assessment Series 2005
1,700,000	5.70	05/01/2036	1,703,451
Heritage Landing Community Development District Revenue Notes Special Assessment BANS Series 2004
5,000,000	5.00	08/01/2005	4,995,150
Heritage Palms Community Development District RB for Capital Improvement Series 1999
985,000	6.25	11/01/2007	987,955
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.30	05/01/2035	6,122,430
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.63	03/01/2024	2,888,595
Hypoluxo/ Haverhill Community Development District Special Assessment Series 2002 A
1,385,000	6.75	05/01/2033	1,484,526
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.50	05/01/2033	1,976,366
Indigo Community Development District for Capital Improvement Special Assessment Series 2005
9,000,000	5.75	05/01/2036	9,064,080
Indigo Community Development District RB for Capital Improvement Series 1999 B
1,875,000	6.40	05/01/2006	1,887,281
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,929,873
Islands at Doral III Community Development District Special Assessment Series 2004 A
11,000,000	5.90	05/01/2035	11,311,190
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.25	05/01/2034	1,940,916
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
2,970,000	4.75	05/01/2019	3,088,087
Keys Cove Community Development District Special Assessment Series 2004
1,220,000	5.88	05/01/2035	1,236,897
Killarney Community Development District Special Assessment Series 2004 A
2,535,000	6.00	05/01/2035	2,611,303
Killarney Community Development District Special Assessment Series 2004 B
5,120,000	5.13	05/01/2009	5,166,080
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,465,000	6.40	05/01/2033	2,600,230
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
870,000	5.25	11/01/2007	879,901
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,840,000	7.45	05/01/2022	3,060,185
4,150,000	7.50	05/01/2032	4,484,033
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,955,000	6.10	05/01/2023	8,411,140
4,000,000	6.25	05/01/2034	4,218,240
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
6,500,000	5.30	05/01/2009	6,567,405
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,190,000	5.95	05/01/2034	2,254,408
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,855,000	6.70	05/01/2031	5,162,176
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
2,065,000	5.30	11/01/2007	2,089,119
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,930,000	6.13	05/01/2034	6,178,586
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.50	11/15/2029	7,008,960
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.70	05/01/2033	2,668,025

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
$4,500,000	6.30%	05/01/2034	$4,721,850
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
5,580,000	5.30	05/01/2008	5,644,505
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,230,000	5.85	05/01/2035	6,345,816
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
7,220,000	5.00	11/01/2009	7,270,684
Longleaf Community Development District Special Assessment Series 2001
1,075,000	7.25	05/01/2009	1,106,390
Maple Ridge Community Development District Special Assessment Series 2000 A
1,550,000	7.15	05/01/2031	1,684,509
Marshall Creek Community Development District Special Assessment Series 2002
2,965,000	6.63	05/01/2032	3,144,175
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,095,000	6.25	05/01/2034	7,360,424
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
685,000	3.70	05/01/2011	673,430
710,000	3.88	05/01/2012	696,986
300,000	4.00	05/01/2013	293,967
1,745,000	4.60	05/01/2018	1,739,922
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,965,000	6.85	05/01/2033	3,162,202
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,970,000	6.40	05/01/2034	4,210,860
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
2,385,000	5.25	11/01/2007	2,412,141
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,028,560
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,790,000	6.30	05/01/2034	2,939,683
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.00	05/01/2036	3,079,254
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,805,000	6.80	05/01/2031	5,140,341
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
475,000	6.95	05/01/2031	501,296
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,600,000	6.85	05/01/2031	1,713,168
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
5,035,000	6.38	05/01/2034	5,316,960
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
4,520,000	5.50	05/01/2010	4,623,689
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB+)
3,100,000	5.38	11/15/2028	3,069,682
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB+/Ba2)
5,645,000	6.13	11/15/2011	6,010,006
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB+/Ba2)
13,600,000	6.75	11/15/2029	15,101,712
Middle Village Community Development District Special Assessment Series 2004 A
6,000,000	5.80	05/01/2022	6,166,560
15,620,000	6.00	05/01/2035	16,090,631
Middle Village Community Development District Special Assessment Series 2004 B
2,750,000	5.00	05/01/2009	2,767,270
Middle Village Community Development District Special Assessment Series 2004 C
830,000	5.13	05/01/2009	837,619
Monterra Community Development District Revenue BANS Series 2005
28,000,000	5.00	06/01/2006	28,000,000
Narcoossee Community Development District Special Assessment Series 2002 A
5,045,000	6.85	05/01/2033	5,459,850
Narcoossee Community Development District Special Assessment Series 2002 B
185,000	5.75	05/01/2008	188,349
Oak Creek Community Development District Special Assessment Series 2004
1,775,000	5.80	05/01/2035	1,811,103
Oakstead Community Development District RB for Capital Improvement Series 2002 A
4,735,000	6.88	05/01/2033	5,092,114
Oakstead Community Development District RB for Capital Improvement Series 2002 B
2,160,000	5.90	05/01/2007	2,174,213
Oakstead Community Development District RB for Capital Improvement Series 2003
580,000	5.20	11/01/2007	585,835
Old Palm Community Development District
3,815,000	5.38	05/01/2014	3,883,098
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,815,000	5.90	05/01/2035	7,003,571

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
$1,000,000	6.00%	05/01/2020	$1,044,930
4,500,000	6.25	05/01/2034	4,738,455
Orlando Urban Community Development District Special Assessment Series 2001 A
7,930,000	6.95	05/01/2033	8,509,842
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,305,000	6.13	05/01/2035	2,405,221
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.13	05/01/2009	6,935,246
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,250,000	6.25	05/01/2034	7,515,640
Palma Sola Trace Community Development District RB for Capital Improvement Series 2005
4,000,000	5.75	05/01/2035	4,043,200
Panther Trace Community Development District Special Assessment Series 2002 A
1,680,000	7.25	05/01/2033	1,864,296
Panther Trace II Community Development District Special Assessment Series 2005 A
7,875,000	5.60	05/01/2035	7,921,620
Panther Trace II Community Development District Special Assessment Series 2005 B
2,495,000	5.00	11/01/2010	2,520,399
Park Place Community Development District Special Assessment Series 2003
4,505,000	6.38	05/01/2034	4,747,504
Parklands Lee Community Development District Special Assessment Series 2004 A
4,000,000	5.80	05/01/2035	4,061,560
Parklands Lee Community Development District Special Assessment Series 2004 B
5,000,000	5.13	05/01/2011	5,036,000
Parklands West Community Development District Special Assessment Series 2001 A
3,420,000	6.90	05/01/2032	3,645,275
Parklands West Community Development District Special Assessment Series 2001 B
265,000	6.00	05/01/2006	266,844
Parkway Center Community Development District Special Assessment Series 2000 A
490,505	8.25	05/01/2031	493,634
Pier Park Community Development District RB for Capital Improvement Series 2002 1
14,670,000	7.15	05/01/2034	15,539,051
Pier Park Community Development District RB for Capital Improvement Series 2002 2
1,330,000	7.15	05/01/2034	1,330,000
Pine Island Community Development District Special Assessment Series 2004
5,435,000	5.30	11/01/2010	5,452,229
9,720,000	5.75	05/01/2035	9,838,584
Poinciana Community Development District Special Assessment Series 2000 A
5,865,000	7.13	05/01/2031	6,212,912
Principal One Community Development District Jacksonville Special Assessment Series 2005
1,000,000	5.65	05/01/2035	1,005,640
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,335,000	7.00	05/01/2033	7,917,252
Renaissance Community Development District RB for Capital Improvement Series 2002 B
1,205,000	6.25	05/01/2008	1,240,306
Reunion East Community Development District Special Assessment Series 2002 A
20,190,000	7.20	05/01/2022	21,832,255
2,325,000	7.38	05/01/2033	2,520,486
Reunion East Community Development District Special Assessment Series 2002 B
2,465,000	5.90	11/01/2007	2,502,246
Reunion East Community Development District Special Assessment Series 2003
4,450,000	5.20	11/01/2007	4,492,364
Reunion East Community Development District Special Assessment Series 2005
9,000,000	5.80	05/01/2036	9,144,630
Reunion West Community Development District Special Assessment Series 2004
22,000,000	6.25	05/01/2036	23,087,460
Rivercrest Community Development District Special Assessment Series 2001
5,485,000	7.00	05/01/2032	5,894,071
Riverside Park Community Development District Special Assessment Series 2004
2,025,000	6.13	05/01/2034	2,080,141
Saddlebrook Community Development District Special Assessment Series 2001 A
5,055,000	6.90	05/01/2033	5,403,947
Saddlebrook Community Development District Special Assessment Series 2001 B
110,000	6.25	05/01/2009	113,835
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,285,000	6.95	05/01/2031	2,386,591
Seven Oaks Community Development District I RB Special Assessment Series 2002
2,300,000	5.60	11/01/2007	2,314,766
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,760,000	6.40	05/01/2034	5,041,840

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
$3,010,000	5.30%	11/01/2008	$3,054,277
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
5,000,000	5.88	05/01/2035	5,063,850
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
3,000,000	5.00	05/01/2009	3,021,990
South Bay Community Development District RB for Capital Improvement Series 2005 A
22,755,000	5.95	05/01/2036	23,196,219
South Bay Community Development District RB for Capital Improvement Series 2005 B-1
5,500,000	5.13	11/01/2009	5,517,985
South Bay Community Development District RB for Capital Improvement Series 2005 B-2
6,000,000	5.38	05/01/2013	6,070,920
South Fork Community Development District RB Special Assessment Series 2004 A-1
525,000	5.90	05/01/2034	531,358
South Fork Community Development District RB Special Assessment Series 2004 A-2
1,825,000	5.90	05/01/2035	1,841,261
South Fork Community Development RB Series 2003
2,525,000	6.15	05/01/2033	2,612,845
South Village Community Development District RB for Capital Improvement Series 2005 A
13,500,000	5.70	05/01/2035	13,664,160
South-Dade Venture Community Development District Special Assessment Series 2004
2,815,000	6.00	05/01/2024	2,906,290
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,395,000	5.80	05/01/2035	8,524,199
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,610,000	5.85	05/01/2034	3,635,342
Spicewood Community Development District Special Assessment Series 2003 A
3,000,000	6.10	05/01/2034	3,104,610
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,160,000	6.13	05/01/2034	5,564,492
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
650,000	5.30	05/01/2010	662,097
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	4,154,840
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
3,000,000	5.50	11/01/2010	3,042,150
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.13	05/01/2034	2,329,470
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,615,000	5.90	05/01/2034	3,707,580
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,870,000	6.80	10/01/2032	7,033,094
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,625,000	6.90	10/01/2034	4,752,419
Sumter Landing Community Development District Special Assessment Series 2003
10,000,000	6.95	05/01/2033	10,699,200
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,440,000	5.88	05/01/2034	5,518,173
Tern Bay Community Development District BANS Series 2005
5,000,000	5.00	01/30/2006	4,985,600
The Quarry Community Development District BANS Special Assessment Series 2004
50,000,000	5.00	11/01/2005	49,890,500
Thousand Oaks Community Development District Special Assessment BANS Series 2004
2,700,000	5.00	08/01/2005	2,695,599
Tomoka Community Development District Series 2004 A
8,250,000	6.10	05/01/2035	8,541,720
Town Center at Palm Coast Community Development District Special Assessment for Capital Improvement Series 2005
10,000,000	6.00	05/01/2036	10,207,700
Turnbull Creek Community Development District Special Assessment Series 2005
7,000,000	5.80	05/01/2035	7,100,100
University Place Community Development District Special Assessment Series 2001 A
1,710,000	7.00	05/01/2032	1,849,126
University Place Community Development District Special Assessment Series 2001 B
135,000	6.10	05/01/2007	135,000
Venetian Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.75	05/01/2034	4,295,400
Verona Walk Community Development District RB for Capital Improvement Series 2004
7,820,000	5.85	05/01/2035	7,907,428
Village Center Community Development District Recreational RB SubSeries 1998 B
2,050,000	8.25	01/01/2017	2,189,953
Village Center Community Development District Recreational RB SubSeries 1998 C
2,165,000	7.38	01/01/2019	2,315,273
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.35	01/01/2018	4,283,628

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Florida – (continued)
Village Center Community Development District Recreational RB SubSeries 2004 B
$5,570,000	5.88%	01/01/2015	$5,814,579
Village Community Development District No. 3 Special Assessment Series 2002
7,600,000	6.50	05/01/2032	8,167,416
Village Community Development District No. 4 Special Assessment Series 2000
3,275,000	7.15	05/01/2018	3,589,040
Village Community Development District No. 4 Special Assessment Series 2002
4,580,000	6.88	05/01/2022	4,955,789
6,220,000	6.95	05/01/2032	6,791,120
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	536,320
Village Community Development District No. 5 Special Assessment Series 2002 A
18,930,000	6.50	05/01/2033	20,445,914
Village Community Development District No. 5 Special Assessment Series 2002 B
750,000	5.40	05/01/2007	758,730
Village Community Development District No. 5 Special Assessment Series 2003 A
4,455,000	6.00	05/01/2022	4,687,417
23,000,000	6.10	05/01/2034	24,211,410
Village Community Development District No. 5 Special Assessment Series 2003 B
8,085,000	5.00	05/01/2008	8,170,378
Village Community Development District No. 6 Special Assessment RB Series 2004
5,710,000	5.63	05/01/2022	5,845,213
44,535,000	5.80	05/01/2035	45,683,558
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
10,000,000	5.70	05/01/2035	10,091,300
Villasol Community Development District Special Assessment RB Series 2003 A
4,160,000	6.60	05/01/2034	4,449,453
Villasol Community Development District Special Assessment RB Series 2003 B
1,220,000	5.38	05/01/2008	1,237,568
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,705,000	6.75	05/01/2034	3,957,977
Vizcaya Community Development District Special Assessment Series 2002
1,315,000	5.90	05/01/2007	1,332,687
Vizcaya Community Development District Special Assessment Series 2003 B
3,325,000	5.40	11/01/2007	3,366,562
Walnut Creek Community Development District Special Assessment Series 2000 A
4,030,000	7.30	05/01/2021	4,391,169
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,905,000	6.70	05/01/2032	3,091,559
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
965,000	6.95	05/01/2031	1,037,095
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
3,000,000	6.00	05/01/2023	3,130,230
24,250,000	6.13	05/01/2035	25,305,602
Westside Community Development District BANS Series 2005
4,000,000	5.00	02/01/2006	3,979,400
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.25	05/01/2022	1,031,260
500,000	6.50	05/01/2036	522,305
World Commerce Community Development District Special Assessment Series 2004 A-2
3,000,000	6.13	05/01/2035	3,130,440
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,634,575

			$1,267,397,216

Georgia – 0.6%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
$10,000,000	7.75%	12/01/2014	$10,930,100
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.50	01/01/2034	3,897,999
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.85	06/01/2009	5,931,681
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.13	02/15/2034	1,766,608
Tift County IDA RB for Beverly Enterprises Project Series 2000
830,000	7.50	07/01/2010	833,121

			$23,359,509

Guam – 0.1%
Guam Government GO Bonds Series 1993 A (B)
$5,000,000	5.38%	11/15/2013	$5,006,250

Hawaii – 0.3%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (RITES) (Aaa)(b)(c)
$2,500,000	13.45%	07/01/2015	$3,601,800
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
6,855,000	5.63	11/15/2027	4,938,479

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Hawaii – (continued)
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
$460,000	7.00%	06/01/2020	$402,541
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,225,000	7.38	08/01/2011	3,367,771

			$12,310,591

Illinois – 1.6%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
$4,000,000	6.75%	12/01/2032	$4,220,800
Chicago Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
250,000	6.50	12/01/2005	252,540
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	7,043,018
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,175,360
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	261,898
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
3,015,000	6.25	10/01/2032	3,045,060
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)(a)
6,050,000	5.50	02/28/2014	6,279,597
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,601,360
7,840,000	6.25	05/01/2034	8,122,710
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
6,905,000	5.00	06/01/2024	6,944,773
5,760,000	5.13	06/01/2035	5,761,843
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.00	06/01/2024	2,066,078
4,000,000	5.38	06/01/2035	4,001,240
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,166,360
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.25	03/01/2034	1,902,380
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.13	08/15/2019	2,008,357
1,100,000	5.00	08/15/2021	1,137,895

			$65,991,269

Indiana – 0.3%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
$1,500,000	6.38%	08/01/2031	$1,587,405
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,000	5.10	01/15/2017	7,764,579
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(f)
10,000,000	6.50	11/15/2031	952,400
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (Ba3)
2,500,000	6.70	04/01/2029	2,630,350

			$12,934,734

Iowa – 1.6%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
$39,410,000	5.60%	06/01/2035	$37,385,114
Tobacco Settlement Authority RB Series 2001 B (BBB/Baa3)
28,240,000	5.30	06/01/2025	26,733,679

			$64,118,793

Kansas – 0.1%
Olathe Senior Living Facilities RB Refunding for Aberdeen Village Inc. Series 2005 A
$3,500,000	5.60%	05/15/2028	$3,524,710

Kentucky – 0.2%
Kenton County Airport Board RB for Special Facilities Delta Airlines Project Series 1992 A (AMT) (C/Ca)
$45,000	6.13%	02/01/2022	$34,291
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	494,145
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)(g)
2,000,000	0.00	10/01/2022	872,860
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(h)
6,750,000	0.00/6.00	10/01/2018	7,442,347

			$8,843,643

Louisiana – 2.0%
Hodge Utility RB Series 2003 (AMT) (B)
$6,750,000	7.45%	03/01/2024	$8,129,430
Louisiana State Gas & Fuels Tax RB Series 2005 A (FGIC) (AAA/Aaa)
25,000,000	5.00	05/01/2035	26,264,000
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,318,350
3,500,000	5.25	09/01/2016	3,702,790

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Louisiana – (continued)
Saint Charles Parish PCRB Series 1999 A (BBB-/Baa2)(a)
$2,000,000	4.90%	06/01/2005	$2,001,840
Tobacco Settlement Financing Corp. RB for Louisiana Asset Backed Bonds Series 2001 B (BBB/Baa3)
14,450,000	5.50	05/15/2030	14,238,308
19,150,000	5.88	05/15/2039	19,083,549
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BBB-/Ba1)
1,500,000	7.70	12/01/2014	1,505,745

			$80,244,012

Maryland – 1.0%
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
$4,627,000	6.25%	09/01/2033	$4,810,692
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.50	07/01/2031	3,170,400
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
3,750,000	7.00	07/01/2033	4,037,737
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)(b)
5,825,000	10.32	05/01/2014	8,349,555
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
1,000,000	5.75	08/15/2016	1,114,790
4,500,000	5.38	08/15/2024	4,719,105
10,750,000	5.50	08/15/2033	11,323,835
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.25	05/01/2034	4,163,080

			$41,689,194

Massachusetts – 0.5%
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (AAA/Aaa)(b)
$2,500,000	16.08%	12/01/2014	$3,499,425
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
3,000,000	9.00	12/15/2015	3,454,230
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,326,460
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
530,000	5.75	10/01/2006	532,263
5,400,000	6.00	10/01/2023	5,421,060
Massachusetts State Development Finance Agency RB for First Mortgage Brokhaven Series 2005 A (Radian) (AA)
2,975,000	4.50	03/01/2018	3,000,734
1,250,000	5.00	03/01/2035	1,260,562
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.63	10/01/2024	1,071,990
1,000,000	5.70	10/01/2034	1,062,000

			$21,628,724

Michigan – 1.1%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (BBB-/Baa3)
$3,205,000	5.50%	07/01/2008	$3,281,279
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
1,250,000	5.38	07/01/2028	1,185,713
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa1)
1,530,000	5.00	05/15/2026	1,554,113
2,000,000	5.00	05/15/2034	2,006,220
Michigan State Hospital Finance Authority RB Series 2005 (MBIA) (AAA/Aaa)
3,000,000	5.00	11/15/2036	3,115,050
Midland County Economic Development RB for Obligation-Midland Series 2000 B (BB-/Ba3)
5,000,000	6.75	07/23/2009	5,180,200
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (BB-/Ba3)
11,150,000	6.88	07/23/2009	11,624,321
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995
13,250,000	6.75	12/01/2015	11,354,190
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)
8,235,000	6.00	12/01/2029	6,436,311

			$45,737,397

Minnesota – 0.8%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
$10,000,000	8.50%	04/01/2030	$12,273,500
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	7,966,950
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
3,100,000	7.00	04/01/2025	2,852,093
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2005 (AMT)
5,000,000	7.38	04/01/2025	4,783,650
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB+/Ba1)
4,175,000	6.63	11/01/2017	4,199,841

			$32,076,034

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Mississippi – 0.5%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
$13,635,000	5.88%	04/01/2022	$13,776,668
Mississippi Home Corp. Housing RB for Mississippi Valley State Student Housing Project Series 2003 8A (ACA) (A)
5,000,000	5.50	12/01/2035	5,085,200

			$18,861,868

Missouri – 0.5%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
$2,150,000	5.50%	01/01/2009	$2,184,034
1,000,000	6.25	01/01/2024	1,039,330
2,500,000	6.50	01/01/2035	2,597,125
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,295,000	6.25	01/01/2030	1,325,653
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
5,845,000	4.00	01/02/2012	5,899,241
St. Louis IDA MF Hsg. for Vaughn Elderly Apartments Project Series 2004 (AMT)(a)
2,610,000	4.00	12/20/2006	2,647,767
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)(a)
6,500,000	3.13	08/20/2006	6,492,850

			$22,186,000

Montana(a) – 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa2)
$10,500,000	5.20%	05/01/2009	$11,087,475

Nevada – 1.9%
Clark County Improvement District No. 142-LOC Special Assessment Series 2003
$1,460,000	5.80%	08/01/2015	$1,504,822
5,000,000	6.10	08/01/2018	5,151,650
4,000,000	6.38	08/01/2023	4,120,960
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.60	10/01/2030	10,187,658
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.90	10/01/2030	13,671,422
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.50	10/01/2030	701,473
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(a)
4,835,000	5.45	03/01/2013	5,161,121
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)(b)
4,475,000	16.25	06/15/2012	6,807,728
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,980,000	5.55	03/01/2017	2,041,301
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
620,000	4.50	03/01/2008	632,226
1,060,000	4.90	03/01/2017	1,052,421
1,555,000	5.00	03/01/2020	1,537,257
820,000	5.10	03/01/2022	815,359
1,200,000	5.13	03/01/2025	1,188,852
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,145,000	5.70	06/01/2008	1,176,064
1,990,000	6.75	06/01/2021	2,050,735
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.90	06/01/2017	1,375,304
1,375,000	5.90	06/01/2018	1,416,484
500,000	6.00	06/01/2019	515,100
5,000,000	6.25	06/01/2024	5,150,750
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
1,000,000	6.13	12/01/2017	1,030,260
1,500,000	6.40	12/01/2022	1,545,360
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba2)(a)
8,000,000	5.00	07/01/2009	8,041,920

			$76,876,227

New Hampshire – 0.1%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
$900,000	5.00%	10/01/2013	$965,691
1,800,000	5.00	10/01/2015	1,928,250
500,000	5.00	10/01/2018	523,675
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004
1,000,000	5.50	07/01/2025	1,014,550
1,400,000	5.88	07/01/2034	1,433,530

			$5,865,696

New Jersey – 4.8%
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
$1,500,000	6.25%	11/01/2020	$1,555,230
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,808,050
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.50	04/01/2028	4,954,677

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New Jersey – (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
$900,000	6.63%	09/15/2012	$837,810
5,190,000	6.25	09/15/2019	4,428,368
4,060,000	6.40	09/15/2023	3,453,842
10,635,000	6.25	09/15/2029	8,644,128
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	882,008
500,000	6.63	07/01/2031	538,395
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.00	07/01/2032	2,126,380
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.88	07/01/2030	1,665,900
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.50	07/01/2023	1,052,070
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
62,770,000	5.75	06/01/2032	62,724,178
20,725,000	6.00	06/01/2037	20,709,664
20,300,000	6.13	06/01/2042	20,441,288
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
7,630,000	6.75	06/01/2039	8,087,190
5,130,000	7.00	06/01/2041	5,536,347
32,345,000	6.25	06/01/2043	32,731,846
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,473,025
3,625,000	5.50	06/01/2010	3,913,840

			$194,564,236

New Mexico – 0.5%
Farmington PCRB for El Paso Electric Co. Project Series 2002 A (BBB-/Baa3)(a)
$7,500,000	6.38%	08/01/2005	$7,566,825
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.30	12/01/2016	2,674,825
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
5,000,000	5.88	06/01/2023	5,013,550
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba1)
3,000,000	6.95	10/01/2020	3,159,060

			$18,414,260

New York – 3.3%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(b)
$5,000,000	7.78%	11/15/2015	$6,285,600
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	435,508
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,135,000	5.88	11/01/2011	1,245,413
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
720,000	5.63	11/01/2010	777,542
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
1,000,000	5.63	11/01/2009	1,070,020
New York City IDA Civic Facility RB for Polytechnical University Project (BB+/Ba3)
150,000	5.20	11/01/2007	149,999
New York City IDA Civic Facility RB for Polytechnical University Project Series 2000 (BB+/Ba3)
2,000,000	6.00	11/01/2020	2,011,760
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 (Ba3)
1,000,000	6.38	07/01/2031	1,001,090
New York City IDA RB for Liberty 7 World Trade Center Project Series 2005 B
20,000,000	6.75	03/01/2015	20,426,800
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB-/Ba2)
4,135,000	5.25	12/01/2032	3,526,907
1,530,000	7.63	12/01/2032	1,598,972
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
2,265,000	7.25	11/01/2008	2,244,456
4,055,000	8.00	11/01/2012	3,833,556
2,685,000	8.38	11/01/2016	2,498,017
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(b)
8,000,000	7.78	11/01/2026	9,716,640
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
4,000,000	5.25	06/01/2008	4,086,280
New York GO Bonds Series 2003 A (A/A1)
4,000,000	5.00	08/01/2012	4,338,040
New York GO Bonds Series 2003 D (A/A1)
6,520,000	5.25	10/15/2018	7,036,123
New York GO Bonds Series 2005 M (A/A1)
4,000,000	5.00	04/01/2025	4,177,840
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.25	07/01/2024	1,050,360
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
6,620,000	5.00	05/01/2018	6,926,043

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

New York – (continued)
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AMT) (AAA/Aaa)
$6,830,000	6.75%	02/01/2024	$6,894,612
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES)(b)
5,465,000	18.29	06/15/2011	8,799,306
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)(a)(b)
3,625,000	11.00	01/01/2009	4,617,090
Port Authority of New York & New Jersey RB for Delta Air Lines Inc. Project Series 1992 1R (CC/Ca)
7,000,000	6.95	06/01/2008	6,999,790
Saratoga County IDA Civic Facility RB for Saratoga Hospital Project Series 2004 A (BBB+)
975,000	5.00	12/01/2008	1,023,048
1,205,000	5.00	12/01/2012	1,285,482
Saratoga County IDA Civic Facility RB for Saratoga Hospitals Project Series 2004 A (BBB+)
300,000	5.00	12/01/2014	318,024
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-1/A2)
18,160,000	5.50	06/01/2018	20,130,178
Yonkers IDA Civic Facility RB for St. Joseph Hospital Yonkers Series 1998 A
500,000	6.15	03/01/2015	449,450
Yonkers IDA Civic Facility RB for St. Joseph Hospital Yonkers Series 1998 C
750,000	6.15	03/01/2015	684,360
800,000	6.20	03/01/2020	710,368

			$136,348,674

North Carolina – 0.9%
Charlotte Special Facilities RB for Charlotte/ Douglas International US Airways Airport Series 1998 (AMT)(f)
$2,460,000	5.60%	07/01/2027	$1,461,019
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/2028	2,101,830
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.38	01/01/2016	6,915,551
4,850,000	5.38	01/01/2017	5,170,536
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.13	01/01/2023	3,500,640
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
3,000,000	6.50	07/01/2032	3,146,310
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 A
2,750,000	5.25	09/01/2021	2,775,713
North Carolina Medical Care Community Retirement Facilities RB Refunding 1st Mortgage for United Church Project Series 2005 B(a)
1,500,000	4.30	09/01/2008	1,502,685
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,138,620
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.38	01/01/2013	1,964,865
5,000,000	6.50	01/01/2020	5,631,300
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.50	01/01/2013	2,830,194

			$38,139,263

Ohio – 1.4%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa2)
$24,965,000	5.38	09/15/2027	$17,804,039
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
5,530,000	5.50	12/01/2008	5,204,836
13,460,000	5.70	12/01/2019	10,730,043
Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998
2,600,000	5.50	12/01/2017	2,596,490
3,000,000	5.50	12/01/2028	2,847,930
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)(a)
16,255,000	3.75	10/01/2008	16,321,808
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.25	12/01/2036	2,593,650

			$58,098,796

Oklahoma – 3.0%
Langston Economic Development Authority RB Series 2005 (ACA) (A)
$1,150,000	4.50%	05/01/2020	$1,136,407
Langston Economic Development Authority RB Series 2005 (ACA) (A)
3,500,000	4.75	05/01/2025	3,477,635
2,000,000	5.00	05/01/2030	2,006,240
5,500,000	5.00	05/01/2035	5,499,945
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(d)
18,240,000	5.63	08/15/2009	20,193,140
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)(a)
16,100,000	6.00	12/01/2008	15,411,725
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)(a)
2,450,000	5.38	12/01/2006	2,382,257

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Oklahoma – (continued)
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)(a)
$27,195,000	5.65%	12/01/2008	$25,738,164
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B-/Caa2)(a)
45,500,000	7.75	12/01/2014	46,876,375

			$122,721,888

Oregon – 0.1%
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (BB+/Ba3)
$195,000	6.35%	08/01/2025	$196,125
Oregon State Facilities Authority RB for Linfield College Project Series 2005 A (Baa1)
1,000,000	5.00	10/01/2025	1,021,950
Portland Multifamily RB for Pacific Tower Series 2001 C (AMT)
2,650,000	7.00	12/01/2034	2,677,693

			$3,895,768

Pennsylvania – 5.1%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
$2,000,000	5.75%	01/01/2009	$2,138,260
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B1)
16,460,000	9.25	11/15/2022	19,415,558
14,360,000	9.25	11/15/2030	16,900,858
Allegheny County Hospital Development Authority RB for Ohio Valley General Hospital Project Series 2005 A (Baa2)
2,300,000	5.00	04/01/2025	2,308,809
3,000,000	5.13	04/01/2035	3,005,640
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
1,000,000	5.10	07/01/2014	1,035,220
2,000,000	5.60	07/01/2023	2,105,280
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,253,200
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.00	03/01/2019	9,571,478
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
1,660,000	5.50	10/01/2008	1,676,783
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	5,347,100
Delaware County IDA RB Refunding for Residential Recovery Facilities Series 1997 A (BBB/Ba2)
18,445,000	6.10	07/01/2013	19,313,391
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,300,000	7.50	07/01/2011	2,308,717
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
11,500,000	5.38	08/15/2033	11,812,110
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A2)
1,550,000	5.38	11/15/2034	1,624,757
Montgomery County IDA RB for Whitemarsh Continued Care Project Series 2005
1,720,000	5.13	02/01/2012	1,753,402
1,775,000	5.30	02/01/2013	1,816,854
2,000,000	6.13	02/01/2028	2,088,100
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)
8,115,000	6.50	04/01/2019	8,115,893
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
5,000,000	6.38	11/01/2041	5,189,450
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B+/B1)
5,500,000	6.75	12/01/2036	5,937,745
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B+/B1)
36,500,000	6.75	12/01/2036	39,405,035
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B+/B1)
2,000,000	6.75	12/01/2036	2,159,180
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B+/B1)
7,500,000	6.75	12/01/2036	8,096,925
Pennsylvania State Higher Educational Facilities Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
3,000,000	5.13	06/01/2025	3,055,470
1,950,000	5.25	06/01/2032	1,992,276
Philadelphia Gas Works RB Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,000,000	5.25	08/01/2021	1,066,250
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
1,790,000	5.00	08/01/2011	1,944,513
3,195,000	5.00	08/01/2014	3,499,100
3,350,000	5.00	08/01/2015	3,638,870
Philadelphia Gas Works RB Fifth Series 2004 A/1 (AGC) (AAA/Aa1)
3,340,000	5.25	09/01/2018	3,618,823
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.15	07/01/2014	450,860
4,825,000	6.20	07/01/2017	4,247,496
6,155,000	6.25	07/01/2020	5,329,184

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Pennsylvania – (continued)
St. Mary Hospital Authority RB for Catholic Health East Series 2004 B (A/A2)
$2,275,000	5.38%	11/15/2034	$2,384,723

			$207,607,310

Puerto Rico – 1.5%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (AAA/Aa3)(b)(d)
$3,535,000	8.35%	07/01/2010	$4,064,614
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)(a)(b)
7,500,000	6.80	07/01/2008	8,655,150
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC/Caa2)(a)
5,400,000	6.45	12/01/2025	3,852,846
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC-Government Bank for Puerto Rico) (BBB+/Baa2)(a)
37,750,000	5.75	02/01/2012	41,947,045
Puerto Rico Public Finance Corp. RB for Residential Certificates Series 2001 520 (MBIA) (Aaa)(b)
3,225,000	12.81	08/01/2016	4,497,843

			$63,017,498

Rhode Island – 1.2%
Providence Redevelopment Agency RB Refunding for Public Safety Building Project Series 2005 A (AMBAC) (AAA/Aaa)
$1,825,000	5.00%	04/01/2025	$1,922,601
3,605,000	5.00	04/01/2026	3,785,935
2,785,000	5.00	04/01/2027	2,922,495
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
2,840,000	6.00	09/15/2033	2,887,201
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
4,955,000	6.00	06/01/2023	4,997,960
7,500,000	6.13	06/01/2032	7,547,925
23,515,000	6.25	06/01/2042	23,684,543

			$47,748,660

South Carolina – 1.7%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)(g)
$15,000,000	0.00%	01/01/2033	$1,577,700
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,550,000	6.13	10/01/2017	4,875,598
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
1,000,000	6.88	11/01/2035	1,037,380
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
1,499,000	6.13	11/01/2014	1,542,666
Medical University Hospital Authority RB Series 2002 A (AAA/Baa2)(d)
3,000,000	6.50	08/15/2012	3,588,720
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A(d)
8,750,000	7.13	12/15/2010	10,577,437
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB+/Baa1)
10,000,000	6.25	08/01/2031	10,884,300
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
2,225,000	6.00	05/15/2022	2,260,400
20,070,000	6.38	05/15/2028	20,621,323
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B-/B2)
11,430,000	5.70	01/01/2024	11,156,480

			$68,122,004

Tennessee – 0.7%
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)(b)
$6,000,000	12.48%	07/01/2033	$8,365,560
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.25	02/15/2032	1,013,780
Metropolitan Knoxville Airport Authority Special Purpose RB for Northwest Airlines Project Series 2002 (AMT)
2,500,000	8.00	04/01/2032	2,495,025
Shelby County Health Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Series 2002 (ETM) (A-/A3)
935,000	6.00	09/01/2020	1,081,701
Shelby County Health Educational & Housing Facilities Board Hospital RB Refunded for Methodist Healthcare Series 2002 (A-/A3)(d)
1,565,000	6.00	09/01/2012	1,829,000
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(b)
9,190,000	10.42	10/01/2008	10,933,894
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
1,310,000	10.42	09/01/2008	1,577,974

			$27,296,934

Texas – 7.4%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
$13,990,000	7.00%	12/01/2011	$12,216,068
39,105,000	7.50	12/01/2029	30,619,215
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,274,040
1,000,000	6.30	07/01/2032	1,067,530

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Texas – (continued)
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/Baa2)
$10,500,000	7.70%	04/01/2033	$12,371,940
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
6,800,000	7.70	03/01/2032	8,012,304
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)(a)
18,365,000	5.75	11/01/2011	19,889,295
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB/Baa2)
1,435,000	6.75	10/01/2038	1,567,996
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB/Baa2)(a)
3,025,000	5.40	10/01/2014	3,275,016
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba2)
6,250,000	5.38	04/01/2019	6,400,875
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-/WR)
10,000,000	7.75	12/01/2018	11,179,000
Dallas County Flood Control District GO Bonds Series 2002(e)
6,000,000	7.25	04/01/2032	6,240,540
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1992 (AMT) (CCC/Caa2)
1,885,000	7.25	11/01/2030	1,418,463
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC/Caa2)
35,575,000	6.00	11/01/2014	28,373,553
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (AMT) (CCC/Caa2)
37,550,000	6.38	05/01/2035	25,674,812
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 B (AMT) (CCC/Caa2)(a)
11,170,000	6.05	11/01/2005	11,014,067
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)(a)
15,860,000	6.15	11/01/2007	14,770,101
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.25	08/15/2029	2,993,670
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB-/Baa3)
1,500,000	6.65	04/01/2032	1,635,585
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.00	12/01/2020	2,713,436
435,000	5.00	12/01/2021	452,439
1,000,000	5.13	12/01/2022	1,044,190
1,000,000	5.13	12/01/2023	1,039,470
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.70	07/15/2029	754,670
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	2,970,342
20,765,000	6.75	07/01/2029	17,992,872
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.13	02/15/2034	1,587,240
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)(b)
6,455,000	10.53	03/01/2010	8,540,481
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba2)
11,000,000	5.95	05/01/2030	11,194,150
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
4,200,000	7.20	01/01/2021	4,304,370
5,000,000	7.25	01/01/2031	5,102,850
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B-/B2)
8,500,000	6.70	11/01/2030	8,965,290
Red River Authority PCRB for Celanese Project Series 2002 B (AMT) (B-/B2)
4,500,000	6.70	11/01/2030	4,741,875
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B-/B2)
3,000,000	5.20	05/01/2007	3,006,990
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB/Baa2)
3,000,000	6.15	08/01/2022	3,363,990
Sabine River Authority PCRB VRDN for TXU Electric Co. Project Series 2001 A (BBB/Baa2)(a)
16,000,000	5.50	11/01/2011	17,291,680
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,162,960
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,793,275

			$302,016,640

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

U. S. Virgin Islands – 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
$2,225,000	5.00%	10/01/2010	$2,377,902
1,045,000	5.00	10/01/2012	1,125,977
1,000,000	5.00	10/01/2014	1,084,260
1,250,000	5.25	10/01/2016	1,363,275
1,000,000	5.25	10/01/2018	1,080,070
1,000,000	5.25	10/01/2019	1,076,850
1,720,000	5.25	10/01/2020	1,845,268
1,000,000	5.25	10/01/2021	1,070,440
500,000	5.25	10/01/2022	534,420
500,000	5.25	10/01/2023	534,025
Virgin Islands Public Finance Authority RB for Subordinated Lien-Fund Loan Notes Series 1998 D
1,100,000	6.00	10/01/2005	1,108,250

			$13,200,737

Utah – 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
$6,350,000	5.70%	11/01/2026	$6,631,750

Virginia – 1.2%
Amelia County IDA Solid Waste Disposal VRDN RB Refunding for Waste Management Project Series 2002 (AMT) (BBB)(a)
$3,000,000	4.05%	04/01/2008	$3,005,610
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (Ba3)
320,000	5.60	12/01/2025	321,152
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.75	03/01/2034	5,218,700
Chesapeake Hospital Authority Facilities RB Refunding for Chesapeake General Hospital Series 2004 A (A3)
2,385,000	5.00	07/01/2009	2,501,507
2,600,000	5.25	07/01/2011	2,774,252
2,740,000	5.25	07/01/2012	2,942,404
2,890,000	5.25	07/01/2013	3,103,802
3,045,000	5.25	07/01/2014	3,271,457
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
3,250,000	5.25	02/01/2008	3,319,940
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (Ba3)
560,000	5.65	12/01/2025	562,559
Henrico County IDA RB for Solid Waste Browning Ferris Project Series 1995 (AMT) (BB-/Caa1)(a)
3,500,000	5.30	12/01/2005	3,512,670
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
3,750,000	5.88	03/01/2017	3,593,662
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB)
1,000,000	6.10	06/01/2032	1,079,940
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.00	08/01/2024	2,865,748
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.00	01/01/2025	507,130
1,100,000	6.13	01/01/2035	1,108,712
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (B3)(g)
2,300,000	0.00	08/15/2005	2,250,251
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB/Ba2)
6,600,000	5.50	08/15/2028	6,400,614

			$48,340,110

Washington – 1.2%
King County GO Bonds for Sewer Improvements Series 2005 (FGIC) (AAA/Aaa)
$31,110,000	5.00%	01/01/2035	$32,514,305
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005 (Baa3)
600,000	5.50	12/01/2015	638,016
Skagit County Public Hospital District No. 1 RB for Skagit Valley Hospital Series 2005(BAA3)
1,175,000	5.38	12/01/2022	1,210,791
1,500,000	5.50	12/01/2030	1,545,255
Tobacco Settlement Authority RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
10,015,000	6.50	06/01/2026	10,465,274
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
900,000	5.25	01/01/2028	925,146
1,800,000	5.25	01/01/2034	1,831,194

			$49,129,981

Wisconsin – 0.7%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
$1,660,000	6.13%	06/01/2027	$1,699,126
16,090,000	6.38	06/01/2032	16,431,269
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,541,220
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.75	08/15/2034	2,594,725
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.75	05/01/2029	3,139,230
2,750,000	6.10	05/01/2034	2,962,795

			$28,368,365

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)

Wyoming – 0.1%
Converse County RB for Memorial Hospital Project Series 2000
$3,605,000	9.00%	12/01/2025	$4,063,808

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost $3,661,188,718)			$3,864,336,022

Other Municipals(a)(e) – 2.8%

Charter Mac Equity Issuer Trust Series 2004 A-4-1 (A3)
$9,000,000	5.75%	04/30/2015	$9,424,710
GMAC Municipal Mortgage Trust (A3)
7,500,000	4.80	04/30/2015	7,577,700
GMAC Municipal Mortgage Trust (Baa1)
5,000,000	5.50	04/30/2015	5,064,000
GMAC Municipal Mortgage Trust (Baa2)
9,500,000	5.70	04/30/2025	9,616,090
GMAC Municipal Mortgage Trust Series A (A3)
6,475,000	4.15	10/31/2009	6,453,956
GMAC Municipal Mortgage Trust Series A-1 (A3)
9,625,000	4.90	10/31/2014	9,683,039
GMAC Municipal Mortgage Trust Series A-2 (A3)
16,650,000	5.30	10/31/2019	16,817,999
GMAC Municipal Mortgage Trust Series B (BAA1)
16,650,000	5.60	10/31/2019	17,150,665
Municipal Mortgage & Equity LLC RB for 1999 A Tax-Exempt MF Hsg. Certificates Series 1999
10,000,000	4.95	08/15/2005	10,044,600
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)
6,000,000	4.90	09/30/2014	5,941,860
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2 (Baa2)
4,000,000	5.20	09/30/2014	3,947,200
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)
5,000,000	4.70	09/30/2009	4,877,650
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1 (Baa2)
3,000,000	5.40	09/30/2014	2,962,890
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2 (Baa2)
3,000,000	5.80	09/30/2019	2,965,230

TOTAL OTHER MUNICIPALS
(Cost $111,808,753)			$112,527,589

Short Term Investments(c) – 1.8%

California – 0.7%
California Housing Finance Agency RB VRDN for Home Mortgage Series 2001 U (AMT) (MBIA) (SPA-Bank of New York) (A-1+/VMIG1)
$8,000,000	2.00%	05/02/2005	$8,000,000
California Housing Finance Agency RB VRDN for Home Mortgage Series 2002 J (AMT) (MBIA) (SPA-Lloyds TSB Bank PLC) (A-1+/VMIG1)
400,000	2.02	05/02/2005	400,000
California Housing Finance Agency RB VRDN for Home Mortgage Series 2003 U (AMT) (FSA) (Dexia Credit Local) (A-1+/VMIG1)
6,450,000	2.90	05/02/2005	6,450,000
California Housing Finance Agency RB VRDN MF Hsg. Series 2000 A (LOC-HELABA and California State Teachers Retirement) (AMT) (A-1+/Aa3)(a)
4,520,000	2.92	05/02/2005	4,520,000
California State Economic Recovery RB VRDN Series 2004 C-6 (LOC-Citibank N.A.) (A-1+/VMIG1)
8,750,000	2.00	05/02/2005	8,750,000

			$28,120,000

Kansas – 0.0%
Kansas State Department of Transportation Highway RB VRDN Series 2000 B-1 (A-1+/VMIG1)
$600,000	2.32%	05/02/2005	$600,000

Massachusetts(a) – 0.1%
Massachusetts State Development Finance Agency RB VRDN for Boston University Series 2002 R-2 (SPA-Societe Generale) (XLCA) (A-1+/Aaa)
$4,020,000	2.22%	05/04/2005	$4,020,000

New York – 0.6%
Jay Street Development Corp. Cities Facilities Lease RB VRDN for Jay Street Project Series 2001 A-2 (LOC-Landesbank Hessen-Thueringen) (A-1+/VMIG1)
$1,350,000	2.24%	05/02/2005	$1,350,000
New York City Municipal Water Finance Authority Water & Sewer System RB VRDN Series 2003 Subseries F-2 (SPA-Bayerische Landesbank) (A-1+/VMIG1)
5,810,000	2.04	05/02/2005	5,810,000
New York City Transitional Finance Authority RB VRDN for Recovery Series 2002 1 Subseries 1-D (LOC-Landesbank Hessen-Thueringen) (A-1+/VMIG1)
8,265,000	1.97	05/02/2005	8,265,000
New York GO Bonds VRDN Subseries 1993 A-10 (LOC-Morgan Guaranty Trust) (A-1+/VMIG1)
1,050,000	2.32	04/29/2005	1,050,000
New York GO Bonds VRDN Subseries 1993 E2 (LOC-JP Morgan Chase Bank) (A-1+/VMIG1)
1,360,000	2.28	05/02/2005	1,360,000
New York GO Bonds VRDN Subseries 1993 E2 (LOC-JP Morgan Chase Bank) (A-1+/Aa2)(a)
820,000	2.29	05/04/2005	820,000
Port Authority of New York & New Jersey Special Obligation RB VRDN for Versatile Structure Obligation Series 1994 2 (SPA-Morgan Guaranty Trust) (A-1+/VMIG1)
4,200,000	2.03	05/02/2005	4,200,000

			$22,855,000

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short Term Investments(c) – (continued)

North Carolina – 0.1%
University of North Carolina at Chapel Hill RB VRDN for Updates Series 2001 A (SPA-Landesbank Hessen-Thueringen) (A-1+/VMIG1)
$5,030,000	2.23%	05/02/2005	$5,030,000

Texas – 0.3%
Gulf Coast Waste Disposal Authority Environmental Facilities RB VRDN for Exxonmobil Project Series 2003 (AMT) (A-1+/VMIG1)
5,650,000	2.10%	05/02/2005	$5,650,000
Harris County Industry Development Corp. PCRB Series 1984 (A-1+/Aaa)
6,500,000	2.19	05/02/2005	6,500,000
North Central Texas Health Facility Development Corp. RB VRDN for Presbyterian Medical Center Series 1985 C (MBIA) (SPA-Chase Manhattan Bank) (A-1+/VMIG1)
1,355,000	2.23	05/02/2005	1,355,000

			$13,505,000

TOTAL SHORT TERM INVESTMENTS
(Cost $74,130,000)			$74,130,000

TOTAL INVESTMENTS – 99.3%
(Cost $3,847,127,471)			$4,050,993,611

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(b)	Inverse variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.

(d)	Pre-Refunded security. Maturity date disclosed is prerefunding date.

(e)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $129,324,665, which represents approximately 3.3% of net assets as of April 30, 2005.

(f)	Security is currently in default.

(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments  (continued)

April 30, 2005 (Unaudited)

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LIBOR	—	London Inter-Bank Offered Rate
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed, if any, are issued by Standard & Poor’s/ Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At April 30, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	Made by	Received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate	Morgan Stanley	$75,000	06/24/2015	5.00%	3-month LIBOR Floating	$(1,909,644)

Interest Rate	Salomon Smith Barney	45,000	02/23/2025	5.05%	3-month LIBOR Floating	(641,884)

Interest Rate	Merrill Lynch	45,000	05/18/2025	4.95%	3-month LIBOR Floating	(6,957)

Interest Rate	JP Morgan	50,000	05/14/2035	4.87%	3-month LIBOR Floating	1,033,606

TOTAL						$(1,524,879)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Assets and Liabilities
April 30, 2005 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund

Assets:

Investment in securities, at value (identified cost $513,400,092, $326,402,402, and $3,847,127,471, respectively)	$510,824,042	$350,008,889	$4,050,993,611
Cash	—	—	48,343,432
Receivables:
Interest, net of allowances	7,464,038	6,280,458	87,872,371
Investment securities sold	12,170,649	—	6,425,528
Fund shares sold	444,732	2,945,706	21,497,438
Swap contracts, at value	—	—	1,033,606
Reimbursement from adviser	37,098	43,423	81,991
Other assets	25,202	15,131	71,326

Total assets	530,965,761	359,293,607	4,216,319,303

Liabilities:

Due to custodian	276,623	529,697	—
Payables:
Investment securities purchased	—	—	124,433,344
Fund shares repurchased	17,227,896	681,245	1,985,205
Income distribution	222,670	495,850	3,599,264
Amounts owed to affiliates	249,057	252,413	2,611,834
Swap contracts, at value	71,320	72,093	2,558,485
Accrued expenses	65,797	86,805	95,977

Total liabilities	18,113,363	2,118,103	135,284,109

Net Assets:

Paid-in capital	521,609,442	339,971,463	3,909,462,843
Accumulated undistributed (distributions in excess of) net investment income	18,789	(50,415)	(67,174)
Accumulated net realized loss on investment transactions	(6,128,463)	(6,279,938)	(30,701,736)
Net unrealized gain (loss) on investments	(2,647,370)	23,534,394	202,341,261

NET ASSETS	$512,852,398	$357,175,504	$4,081,035,194

Net assets:
Class A	$173,765,357	$206,470,428	$1,853,427,541
Class B	3,622,088	14,138,277	49,006,432
Class C	12,290,980	6,877,995	72,259,565
Institutional	323,119,469	129,350,148	2,106,341,656
Service	54,504	338,656	—

Shares outstanding:
Class A	16,922,932	13,101,132	166,448,633
Class B	353,051	897,082	4,400,788
Class C	1,197,071	436,294	6,489,242
Institutional	31,483,406	8,209,500	189,120,724
Service	5,313	21,369	—

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	49,961,773	22,665,377	366,459,387

Net asset value, offering and redemption price per share:(a)
Class A	$10.27	$15.76	$11.14
Class B	10.26	15.76	11.14
Class C	10.27	15.76	11.14
Institutional	10.26	15.76	11.14
Service	10.26	15.85	—

(a)	Maximum public offering price per share for Class A Shares of Short Duration Tax-Free (NAV per share multiplied by 1.0204) and for Class A Shares of Municipal Income and High Yield Municipal Funds (NAV per share multiplied by 1.0471) is $10.48, $16.50 and $11.66, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

	Short Duration	Municipal	High Yield
	Tax-Free Fund	Income Fund	Municipal Fund

Investment income:

Interest, net of allowances	$8,793,548	$8,710,627	$102,484,031

Total income	8,793,548	8,710,627	102,484,031

Expenses:

Management fees	1,145,336	969,259	9,520,840
Distribution and Service fees(a)	328,717	378,849	2,654,571
Transfer Agent fees(a)	268,546	252,017	2,030,045
Custody and accounting fees	100,315	86,058	261,310
Registration fees	29,365	28,874	53,826
Printing fees	24,437	24,437	24,437
Professional fees	19,033	19,033	19,033
Trustee fees	4,593	4,593	4,593
Service Share fees	135	834	—
Other	21,762	19,285	46,220

Total expenses	1,942,239	1,783,239	14,614,875

Less — expense reductions	(338,010)	(268,403)	(362,966)

Net expenses	1,604,229	1,514,836	14,251,909

NET INVESTMENT INCOME	7,189,319	7,195,791	88,232,122

Realized and unrealized gain (loss) on investment and swap transactions:

Net realized gain (loss) from:
Investment transactions	(1,431,129)	445,987	13,137,695
Swap contracts	(93,143)	(66,143)	(6,899,255)
Net change in unrealized gain (loss) on:
Investments	(5,478,823)	1,252,522	70,198,225
Swap contracts	(71,320)	(72,093)	2,579,438

Net realized and unrealized gain (loss) on investment and swap transactions	(7,074,415)	1,560,273	79,016,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$114,904	$8,756,064	$167,248,225

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	$232,678	$19,716	$76,323	$176,835	$3,746	$14,501	$73,453	$11
Municipal Income	277,107	70,552	31,190	210,601	13,405	5,926	22,018	67
High Yield Municipal	2,087,632	241,052	325,887	1,586,600	45,800	61,919	335,726	—

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Statements of Changes in Net Assets

	Short Duration Tax-Free Fund

	For the
	Six Months
	Ended	For the
	April 30, 2005	Year Ended
	(Unaudited)	October 31, 2004

From operations:

Net investment income	$7,189,319	$13,563,951
Net realized gain (loss) from investment and swap transactions	(1,524,272)	(2,573,578)
Net change in unrealized gain (loss) on investment and swap transactions	(5,550,143)	(1,976,948)

Net increase in net assets resulting from operations	114,904	9,013,425

Distributions to shareholders:

From net investment income
Class A Shares	(2,116,626)	(3,525,305)
Class B Shares	(32,888)	(66,644)
Class C Shares	(115,466)	(253,162)
Institutional Shares	(4,900,695)	(9,811,734)
Service Shares	(587)	(1,008)

Total distributions to shareholders	(7,166,262)	(13,657,853)

From share transactions:

Proceeds from sales of shares	82,504,934	400,943,541
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	5,852,778	11,221,016
Cost of shares repurchased(a)	(189,125,686)	(467,237,648)

Net increase (decrease) in net assets resulting from share transactions	(100,767,974)	(55,073,091)

NET INCREASE (DECREASE)	(107,819,332)	(59,717,519)

Net assets:

Beginning of period	620,671,730	680,389,249

End of period	$512,852,398	$620,671,730

Accumulated undistributed (distributions in excess of) net investment income	$18,789	$(4,268)

(a)	Net of $9,102 and $2,607 in redemption fees remitted to the Municipal Income Fund for the periods ended April 30, 2005 and October 31, 2004, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Municipal Income Fund		High Yield Municipal Fund

For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
April 30, 2005	Year Ended	April 30, 2005	Year Ended
(Unaudited)	October 31, 2004	(Unaudited)	October 31, 2004

$7,195,791	$10,496,431	$88,232,122	$133,824,220
379,844	(870,272)	6,238,440	(23,734,821)
1,180,429	4,844,703	72,777,663	76,026,983

8,756,064	14,470,862	167,248,225	186,116,382

(4,534,104)	(7,059,611)	(42,423,856)	(60,929,553)
(235,961)	(503,363)	(1,047,089)	(1,953,931)
(104,070)	(184,775)	(1,412,775)	(2,184,666)
(2,443,942)	(2,688,075)	(46,035,689)	(66,279,416)
(6,627)	(12,672)	—	—

(7,324,704)	(10,448,496)	(90,919,409)	(131,347,566)

226,653,158	111,920,683	1,218,545,623	1,703,304,968
59,489,535	—	—	—
4,718,214	7,074,276	70,502,932	99,515,255
(195,137,805)	(101,589,530)	(413,160,453)	(645,107,399)

95,723,102	17,405,429	875,888,102	1,157,712,824

97,154,462	21,427,795	952,216,918	1,212,481,640

260,021,042	238,593,247	3,128,818,276	1,916,336,636

$357,175,504	$260,021,042	$4,081,035,194	$3,128,818,276

$(50,415)	$78,498	$(67,174)	$2,620,113

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements
April 30, 2005 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end management investment company. The Trust includes the Goldman Sachs Short Duration Tax-Free Fund, the Goldman Sachs Municipal Income Fund and the Goldman Sachs High Yield Municipal Fund, (collectively, the “Funds” or individually a “Fund”). Short Duration Tax-Free and Municipal Income are diversified portfolios offering five classes of shares — Class A, Class B, Class C, Institutional and Service. High Yield Municipal is a non-diversified portfolio offering four classes of shares — Class A, Class B, Class C and Institutional.
     Since the Funds may invest a large percentage of their total assets in obligations of issuers within the same state, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting that state.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued at fair value based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost which approximates value.

B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

     Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees related to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

D. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually for all funds.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in capital.

E. Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Interest rate swaps, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contract transactions.

3. AGREEMENTS

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the six months ended April 30, 2005, GSAM has voluntarily agreed to waive a portion of its Management fee for the Short Duration Tax-Free and Municipal Income Funds, equal to an annual percentage rate of each Fund’s average daily net assets as set forth below. GSAM may discontinue or modify these waivers in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Distribution and Service fees, Transfer Agency fees, taxes, Service Share fees, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended April 30, 2005, the Funds’ Management Fees, Management Fee waivers and Other Expense limitations as an annual percentage rate of average daily net assets are as follows:

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

3. AGREEMENTS (continued)

	Management Fee
				Other
	Contractual	Waiver	Net	Expense
Fund	Annual Rate	Annual Rate	Annual Rate	Limit

Short Duration Tax-Free	0.40%	0.05%	0.35%	0.004%

Municipal Income	0.55	0.05	0.50	0.004

High Yield Municipal	0.55	—	0.55	0.004

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class B and Class C Shares. For the six months ended April 30, 2005, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B Shares of Short Duration Tax-Free. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2005, Goldman Sachs advised the Funds that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Short Duration Tax-Free	$1,600	$—	$—

Municipal Income	42,300	—	—

High Yield Municipal	111,800	—	—

     Effective November 15, 2004, the Class B and Class C Shares of the Goldman Sachs Municipal Income Fund began charging a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less.

     Goldman Sachs also serves as the Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These Plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to, on an annual basis, 0.25% and 0.25%, respectively, of the average daily net asset value of the Service Shares.
     For the six months ended April 30, 2005, GSAM has voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. These expense reductions were as follows (in thousands):

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

3. AGREEMENTS (continued)

	Fee Waivers

		Class B	Other	Custody
		Distribution	Expense	Fee	Total Expense
Fund	Management	and Service	Reimbursement	Reduction	Reductions

Short Duration Tax-Free	$143	$3	$188	$4	$338

Municipal Income	88	—	175	5	268

High Yield Municipal	—	—	340	23	363

     At April 30, 2005, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Short Duration Tax-Free	$156	$51	$42	$249

Municipal Income	150	61	41	252

High Yield Municipal	1,765	476	371	2,612

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2005, were as follows (in thousands):

Fund	Purchases	Sales and Maturities

Short Duration Tax-Free	$87,023	$183,288

Municipal Income	196,404	105,174

High Yield Municipal	1,230,990	453,329

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended April 30, 2005, the Funds did not have any borrowings under this facility.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)
April 30, 2005 (Unaudited)

6. ADDITIONAL TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2004, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated.

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Capital loss carryforward:
Expiring 2007	$(183,057)	$(1,187,567)	$—
Expiring 2008	(1,858,014)	(3,726,522)	—
Expiring 2010	—	—	(1,488,279)
Expiring 2011	—	(872,080)	(11,577,969)
Expiring 2012	(2,563,121)	(873,613)	(23,410,699)

Total capital loss carryforward	$(4,604,192)	$(6,659,782)	$(36,476,947)
Timing differences (income distribution payable)	(207,686)	(263,580)	(3,007,255)

At April 30, 2005, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Short Duration	Municipal	High Yield
	Tax-Free	Income	Municipal

Tax Cost	$513,406,691	$326,298,860	$3,844,990,237

Gross unrealized gain	1,749,313	23,837,384	214,544,615
Gross unrealized loss	(4,331,962)	(127,355)	(8,541,241)

Net unrealized security gain (loss)	$(2,582,649)	$23,710,029	$206,003,374

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and accretion of market discount for book accounting purposes.

7. OTHER MATTERS

Mergers and Reorganizations — At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the Expedition Tax-Free Investment Grade Bond Fund by the Goldman Sachs Municipal Income Fund. The acquisition was completed on February 28, 2005 as of the close of business on February 25, 2005.
     Pursuant to the Agreement, the assets and liabilities of the Expedition Tax-Free Investment Grade Bond Fund (“Acquired Fund”) Institutional Class, Class A and Class B were transferred into the Goldman Sachs Municipal Income Fund (“Survivor Fund”) Institutional Class, Class A and Class B, respectively, in a tax free exchange as follows:

			Acquired Fund’s Shares
	Exchanged Shares of	Value of	Outstanding as of
Survivor/Acquired Fund	Survivor Issued	Exchanged Shares	February 25, 2005

Goldman Sachs Municipal Income Class A/ Expedition Tax-Free Investment Grade Bond Class A	22,516	$354,853	33,157

Goldman Sachs Municipal Income Class B/ Expedition Tax-Free Investment Grade Bond Class B	13,804	217,561	20,322

Goldman Sachs Municipal Income Institutional Class/ Expedition Tax-Free Investment Grade Bond Institutional Class	3,740,766	58,917,121	5,500,562

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

7. OTHER MATTERS (continued)

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Acquired Fund’s	Aggregate Net Assets
	Aggregate Net Assets	Aggregate Net Assets	Unrealized	Immediately After
Survivor/Acquired Fund	Before Acquisition	Before Acquisition	Appreciation	Acquisition

Goldman Sachs Municipal Income/Expedition Tax-Free Investment Grade Bond	$380,232,783	$59,489,535	$3,814,099	$439,722.318

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act and the Investment Advisers Act of 1940. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges that GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

8. SUBSEQUENT EVENTS

At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved a Fee Reduction Commitment for the Funds which will be effective on a contractual basis in 2006. Effective July 1, 2005, GSAM will implement the Fee Reduction Commitment on a voluntary basis and waive a portion of its Management Fee for the Funds to achieve the following annual rates:

Fund	Asset Level	Fee

Short Duration Tax-Free[1]	Up to $1 billion	0.40%
	Next $1 billion	0.36
	Over $2 billion	0.34

Municipal Income[1]	Up to $1 billion	0.55
	Next $1 billion	0.50
	Over $2 billion	0.48

High Yield Municipal	Up to $2 billion	0.55
	Over $2 billion	0.50

1 These Funds currently have management fee waivers in place, which will continue on a voluntary basis. Current management fees are below the rates listed in the table.

Also on the above meeting date, the Board of Trustees approved a contractual reduction in Transfer Agent fees to an annual rate of 0.16% of the average daily net asset for Class A, Class B and Class C Shares, effective July 1, 2005.

 GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Short Duration Tax-Free Fund

	For the Six Months Ended		For the Year Ended
	April 30, 2005 (Unaudited)		October 31, 2004

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,086,614	$52,513,337	14,508,608	$151,166,293
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	173,275	1,784,995	288,089	2,996,642
Shares converted from Class B(a)	490	5,072	—	—
Shares repurchased	(6,476,898)	(66,733,944)	(16,259,173)	(169,276,864)

	(1,216,519)	(12,430,540)	(1,462,476)	(15,113,929)

Class B Shares
Shares sold	11,264	116,469	104,933	1,091,111
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	2,153	22,163	4,334	45,062
Shares converted to Class A(a)	(491)	(5,072)	—	—
Shares repurchased	(104,759)	(1,081,750)	(290,441)	(3,022,813)

	(91,833)	(948,190)	(181,174)	(1,886,640)

Class C Shares
Shares sold	112,200	1,157,984	431,310	4,487,734
Reinvestment of dividends and distributions	6,202	63,899	10,635	110,634
Shares repurchased	(680,961)	(7,023,274)	(1,558,986)	(16,221,989)

	(562,559)	(5,801,391)	(1,117,041)	(11,623,621)

Institutional Shares
Shares sold	2,783,476	28,717,144	23,370,659	244,198,403
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	386,643	3,981,134	776,004	8,067,671
Shares repurchased	(11,088,266)	(114,286,718)	(26,765,813)	(278,695,977)

	(7,918,147)	(81,588,440)	(2,619,150)	(26,429,903)

Service Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	57	587	97	1,007
Shares repurchased	—	—	(1,913)	(20,005)

	57	587	(1,816)	(18,998)

NET INCREASE (DECREASE)	(9,789,001)	$(100,767,974)	(5,381,657)	$(55,073,091)

(a) Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS

Municipal Income Fund				High Yield Municipal Fund

For the Six Months Ended		For the Year Ended		For the Six Months Ended		For the Year Ended
April 30, 2005 (Unaudited)		October 31, 2004		April 30, 2005 (Unaudited)		October 31, 2004

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,086,982	$126,879,219	4,550,850	$70,787,735	48,667,001	$535,389,069	85,551,728	$923,498,749
22,516	354,853	—	—	—	—	—	—
248,490	3,896,003	369,876	5,743,839	2,819,755	31,093,894	3,986,170	43,002,989
9,286	144,700	1,048	16,288	1,177	12,929	—	—
(6,697,889)	(104,795,261)	(3,929,735)	(60,985,842)	(23,868,240)	(263,233,921)	(34,753,246)	(377,292,580)

1,669,385	26,479,514	992,039	15,562,020	27,619,693	303,261,971	54,784,652	589,209,158

70,163	1,099,753	105,293	1,635,858	298,595	3,278,945	734,523	7,918,474
13,804	217,561	—	—	—	—	—	—
10,565	165,568	20,680	321,049	57,521	634,152	93,211	1,005,845
(9,286)	(144,700)	(1,048)	(16,288)	(1,177)	(12,929)	—	—
(88,574)	(1,390,866)	(207,315)	(3,215,589)	(382,095)	(4,216,185)	(680,251)	(7,299,776)

(3,328)	(52,684)	(82,390)	(1,274,970)	(27,156)	(316,017)	147,483	1,624,543

93,798	1,471,895	156,637	2,425,715	1,106,052	12,156,561	2,469,058	26,608,765
4,644	72,818	8,634	134,076	75,776	835,564	104,708	1,129,455
(34,396)	(539,304)	(92,442)	(1,427,503)	(314,090)	(3,454,980)	(763,976)	(8,223,575)

64,046	1,005,409	72,829	1,132,288	867,738	9,537,145	1,809,790	19,514,645

6,220,110	97,202,148	2,378,397	37,024,049	60,608,823	667,721,048	68,860,580	745,278,980
3,740,766	58,917,121	—	—	—	—	—	—
37,231	583,526	56,324	874,928	3,440,131	37,939,322	5,039,666	54,376,966
(5,648,703)	(88,412,374)	(2,319,939)	(35,960,596)	(12,955,221)	(142,255,367)	(23,530,406)	(252,291,468)

4,349,404	68,290,421	114,782	1,938,381	51,093,733	563,405,003	50,369,840	547,364,478

9	143	3,027	47,326	—	—	—	—
19	299	25	384	—	—	—	—
—	—	—	—	—	—	—	—

28	442	3,052	47,710	—	—	—	—

6,079,535	$95,723,102	1,100,312	$17,405,429	79,554,008	$875,888,102	107,111,765	$1,157,712,824

 GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net
	beginning	investment		and unrealized	investment	investment
Year - Share Class	of period	income(c)		gain (loss)	operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$10.39	$0.12		$(0.12)	$—	$(0.12)
2005 - B	10.38	0.09		(0.12)	(0.03)	(0.09)
2005 - C	10.39	0.08		(0.12)	(0.04)	(0.08)
2005 - Institutional	10.39	0.14		(0.13)	0.01	(0.14)
2005 - Service	10.38	0.11		(0.12)	(0.01)	(0.11)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	10.45	0.19		(0.06)	0.13	(0.19)
2004 - B	10.44	0.12		(0.05)	0.07	(0.13)
2004 - C	10.45	0.11		(0.06)	0.05	(0.11)
2004 - Institutional	10.44	0.23		(0.05)	0.18	(0.23)
2004 - Service	10.44	0.17		(0.05)	0.12	(0.18)

2003 - A	10.36	0.17		0.10	0.27	(0.18)
2003 - B	10.35	0.11		0.10	0.21	(0.12)
2003 - C	10.36	0.10		0.09	0.19	(0.10)
2003 - Institutional	10.36	0.21		0.09	0.30	(0.22)
2003 - Service	10.34	0.15		0.12	0.27	(0.17)

2002 - A	10.26	0.26	(d)	0.12 (d)	0.38	(0.28)
2002 - B	10.25	0.21	(d)	0.10 (d)	0.31	(0.21)
2002 - C	10.26	0.18	(d)	0.12 (d)	0.30	(0.20)
2002 - Institutional	10.25	0.31	(d)	0.12 (d)	0.43	(0.32)
2002 - Service	10.24	0.26	(d)	0.10 (d)	0.36	(0.26)

2001 - A	9.94	0.38		0.33	0.71	(0.39)
2001 - B	9.94	0.32		0.32	0.64	(0.33)
2001 - C	9.94	0.29		0.34	0.63	(0.31)
2001 - Institutional	9.94	0.42		0.32	0.74	(0.43)
2001 - Service	9.92	0.38		0.32	0.70	(0.38)

2000 - A	9.93	0.39		(0.01)	0.38	(0.37)
2000 - B	9.93	0.33		(0.01)	0.32	(0.31)
2000 - C	9.93	0.32		(0.01)	0.31	(0.30)
2000 - Institutional	9.93	0.43		(0.01)	0.42	(0.41)
2000 - Service	9.92	0.38		(0.02)	0.36	(0.36)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$10.27	(0.03)%	$173,765	0.79	%(b)	2.28	%(b)	0.91	%(b)	2.16	%(b)	15%
10.26	(0.33)	3,622	1.39	(b)	1.68	(b)	1.66	(b)	1.41	(b)	15
10.27	(0.40)	12,291	1.54	(b)	1.53	(b)	1.66	(b)	1.41	(b)	15
10.26	0.07	323,119	0.39	(b)	2.68	(b)	0.51	(b)	2.56	(b)	15
10.26	(0.08)	55	0.89	(b)	2.18	(b)	1.01	(b)	2.06	(b)	15

10.39	1.25	188,487	0.79		1.80		0.90		1.69		37
10.38	0.64	4,619	1.39		1.20		1.65		0.94		37
10.39	0.49	18,283	1.54		1.04		1.65		0.93		37
10.39	1.75	409,228	0.39		2.20		0.50		2.09		37
10.38	1.15	55	0.89		1.70		1.00		1.59		37

10.45	2.62	204,838	0.80		1.66		0.92		1.54		43
10.44	2.01	6,536	1.40		1.09		1.67		0.82		43
10.45	1.86	30,057	1.55		0.94		1.67		0.82		43
10.44	2.93	438,884	0.40		1.99		0.52		1.87		43
10.44	2.62	74	0.90		1.45		1.02		1.33		43

10.36	3.72	118,906	0.79		2.57	(d)	1.02		2.34	(d)	31
10.35	3.10	5,111	1.39		2.01	(d)	1.77		1.63	(d)	31
10.36	2.94	27,937	1.54		1.80	(d)	1.77		1.57	(d)	31
10.36	4.23	103,273	0.39		3.00	(d)	0.62		2.77	(d)	31
10.34	3.62	72	0.89		2.53	(d)	1.12		2.30	(d)	31

10.26	7.27	38,891	0.79		3.73		1.25		3.27		69
10.25	6.53	2,382	1.39		3.22		2.00		2.61		69
10.26	6.48	3,842	1.54		2.94		2.00		2.48		69
10.25	7.60	48,114	0.39		4.19		0.85		3.73		69
10.24	7.18	41	0.89		3.75		1.35		3.29		69

9.94	3.93	19,451	0.79		3.95		1.19		3.55		66
9.94	3.31	2,026	1.39		3.36		1.94		2.81		66
9.94	3.15	1,581	1.54		3.19		1.94		2.79		66
9.94	4.34	40,301	0.39		4.36		0.79		3.96		66
9.92	3.72	44	0.89		3.86		1.29		3.46		66

 GOLDMAN SACHS MUNICIPAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net
	beginning	investment		and unrealized		investment	investment
Year - Share Class	of period	income(c)		gain (loss)		operations	income

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$15.68	$0.31		$0.09		$0.40	$(0.32)
2005 - B	15.68	0.25		0.09		0.34	(0.26)
2005 - C	15.68	0.25		0.09		0.34	(0.26)
2005 - Institutional	15.67	0.34		0.10		0.44	(0.35)
2005 - Service	15.76	0.31		0.09		0.40	(0.31)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	15.41	0.65		0.27		0.92	(0.65)
2004 - B	15.41	0.54		0.26		0.80	(0.53)
2004 - C	15.41	0.54		0.26		0.80	(0.53)
2004 - Institutional	15.40	0.72		0.26		0.98	(0.71)
2004 - Service	15.49	0.65		0.25		0.90	(0.63)

2003 - A	15.29	0.64		0.13		0.77	(0.65)
2003 - B	15.29	0.53		0.12		0.65	(0.53)
2003 - C	15.30	0.53		0.11		0.64	(0.53)
2003 - Institutional	15.29	0.71		0.11		0.82	(0.71)
2003 - Service	15.37	0.63		0.12		0.75	(0.63)

2002 - A	15.32	0.65	(d)	(0.01	)(d)	0.64	(0.67)
2002 - B	15.32	0.54	(d)	(0.01	)(d)	0.53	(0.56)
2002 - C	15.33	0.54	(d)	(0.01	)(d)	0.53	(0.56)
2002 - Institutional	15.32	0.71	(d)	(0.01	)(d)	0.70	(0.73)
2002 - Service	15.39	0.64	(d)	—	(d)(e)	0.64	(0.66)

2001 - A	14.48	0.67		0.82		1.49	(0.65)
2001 - B	14.49	0.56		0.81		1.37	(0.54)
2001 - C	14.50	0.56		0.81		1.37	(0.54)
2001 - Institutional	14.48	0.73		0.82		1.55	(0.71)
2001 - Service	14.53	0.61		0.88		1.49	(0.63)

2000 - A	14.07	0.67		0.41		1.08	(0.67)
2000 - B	14.08	0.57		0.40		0.97	(0.56)
2000 - C	14.08	0.57		0.41		0.98	(0.56)
2000 - Institutional	14.07	0.72		0.42		1.14	(0.73)
2000 - Service	14.09	0.68		0.42		1.10	(0.66)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and an impact to the ratio of net investment income to average net assets with and without expense reductions by less than 0.01%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MUNICIPAL INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$15.76	2.57%	$206,471	0.94	%(b)	4.01	%(b)	1.09	%(b)	3.86	%(b)	31%
15.76	2.19	14,138	1.69	(b)	3.26	(b)	1.84	(b)	3.11	(b)	31
15.76	2.19	6,878	1.69	(b)	3.25	(b)	1.84	(b)	3.10	(b)	31
15.76	2.84	129,350	0.54	(b)	4.39	(b)	0.69	(b)	4.24	(b)	31
15.85	2.57	339	1.04	(b)	3.90	(b)	1.19	(b)	3.75	(b)	31

15.68	6.09	179,223	0.94		4.21		1.12		4.03		32
15.68	5.30	14,117	1.69		3.46		1.87		3.28		32
15.68	5.30	5,838	1.69		3.46		1.87		3.28		32
15.67	6.52	60,506	0.54		4.61		0.72		4.43		32
15.76	5.95	337	1.04		4.11		1.22		3.93		32

15.41	5.10	160,856	0.95		4.17		1.13		3.99		54
15.41	4.32	15,143	1.70		3.44		1.88		3.26		54
15.41	4.25	4,615	1.70		3.45		1.88		3.27		54
15.40	5.45	57,696	0.55		4.58		0.73		4.40		54
15.49	4.97	283	1.05		4.11		1.23		3.93		54

15.29	4.30	119,161	0.94		4.27	(d)	1.11		4.10	(d)	39
15.29	3.52	16,903	1.69		3.53	(d)	1.86		3.36	(d)	39
15.30	3.52	6,155	1.69		3.54	(d)	1.86		3.37	(d)	39
15.29	4.71	76,733	0.54		4.69	(d)	0.71		4.52	(d)	39
15.37	4.24	270	1.04		4.21	(d)	1.21		4.04	(d)	39

15.32	10.48	80,735	0.94		4.47		1.18		4.23		22
15.32	9.57	11,902	1.69		3.72		1.93		3.48		22
15.33	9.64	5,300	1.69		3.72		1.93		3.48		22
15.32	10.91	100,970	0.54		4.86		0.78		4.62		22
15.39	10.48	67	1.04		4.30		1.28		4.06		22

14.48	7.87	67,315	0.94		4.74		1.28		4.40		67
14.49	7.07	8,776	1.69		3.99		2.03		3.65		67
14.50	7.07	3,292	1.69		3.99		2.03		3.65		67
14.48	8.30	56,376	0.54		5.10		0.88		4.76		67
14.53	7.98	1	1.04		4.82		1.38		4.48		67

 GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year - Share Class	of period	income(c)		gain (loss)		operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (Unaudited)

2005 - A	$10.90	$0.27		$0.25		$0.52	$(0.28)	$—	$(0.28)
2005 - B	10.90	0.23		0.25		0.48	(0.24)	—	(0.24)
2005 - C	10.90	0.23		0.25		0.48	(0.24)	—	(0.24)
2005 - Institutional	10.91	0.29		0.24		0.53	(0.30)	—	(0.30)
FOR THE YEARS ENDED OCTOBER 31,

2004 - A	10.66	0.54		0.23		0.77	(0.53)	—	(0.53)
2004 - B	10.66	0.46		0.23		0.69	(0.45)	—	(0.45)
2004 - C	10.66	0.46		0.23		0.69	(0.45)	—	(0.45)
2004 - Institutional	10.66	0.59		0.23		0.82	(0.57)	—	(0.57)

2003 - A	10.34	0.54		0.33		0.87	(0.55)	—	(0.55)
2003 - B	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - C	10.34	0.47		0.32		0.79	(0.47)	—	(0.47)
2003 - Institutional	10.34	0.59		0.32		0.91	(0.59)	—	(0.59)

2002 - A	10.57	0.57	(d)	(0.19	)(d)	0.38	(0.58)	(0.03)	(0.61)
2002 - B	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - C	10.57	0.49	(d)	(0.19	)(d)	0.30	(0.50)	(0.03)	(0.53)
2002 - Institutional	10.57	0.61	(d)	(0.19	)(d)	0.42	(0.62)	(0.03)	(0.65)

2001 - A	10.18	0.59		0.41		1.00	(0.61)	—	(0.61)
2001 - B	10.18	0.51		0.41		0.92	(0.53)	—	(0.53)
2001 - C	10.18	0.52		0.40		0.92	(0.53)	—	(0.53)
2001 - Institutional	10.18	0.64		0.40		1.04	(0.65)	—	(0.65)
FOR THE PERIOD ENDED OCTOBER 31,

2000 - A (commenced April 3, 2000)	10.00	0.33		0.17		0.50	(0.32)	—	(0.32)
2000 - B (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - C (commenced April 3, 2000)	10.00	0.29		0.17		0.46	(0.28)	—	(0.28)
2000 - Institutional (commenced April 3, 2000)	10.00	0.36		0.16		0.52	(0.34)	—	(0.34)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains and other taxable distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 per share to net investment income and net realized and unrealized gains and losses, and a decrease to the ratio of net investment income to average net assets with and without expense reductions by 0.04%. Per share amounts, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income		expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$11.14	4.81%	$1,853,427	0.99	%(b)	4.93	%(b)	1.01	%(b)	4.91	%(b)	13%
11.14	4.42	49,006	1.74	(b)	4.20	(b)	1.76	(b)	4.18	(b)	13
11.14	4.42	72,260	1.74	(b)	4.18	(b)	1.76	(b)	4.16	(b)	13
11.14	4.92	2,106,342	0.59	(b)	5.33	(b)	0.61	(b)	5.31	(b)	13

10.90	7.40	1,513,843	0.99		5.03		1.01		5.01		41
10.90	6.60	48,286	1.74		4.29		1.76		4.27		41
10.90	6.60	61,299	1.74		4.28		1.76		4.26		41
10.91	7.93	1,505,390	0.59		5.44		0.61		5.42		41

10.66	8.59	895,711	1.00		5.21		1.03		5.18		54
10.66	7.78	45,620	1.75		4.50		1.78		4.47		54
10.66	7.78	40,624	1.75		4.48		1.78		4.45		54
10.66	9.02	934,382	0.60		5.64		0.63		5.61		54

10.34	3.66	585,882	0.99		5.41	(d)	1.04		5.36	(d)	52
10.34	2.88	40,428	1.74		4.70	(d)	1.79		4.65	(d)	52
10.34	2.88	30,696	1.74		4.68	(d)	1.79		4.63	(d)	52
10.34	4.07	470,905	0.59		5.84	(d)	0.64		5.79	(d)	52

10.57	10.05	303,622	0.99		5.68		1.08		5.59		61
10.57	9.23	32,403	1.74		4.91		1.83		4.82		61
10.57	9.23	20,359	1.74		4.94		1.83		4.85		61
10.57	10.48	277,301	0.59		6.09		0.68		6.00		61

10.18	5.06	121,702	0.99	(b)	5.71	(b)	1.27	(b)	5.43	(b)	52
10.18	4.60	10,039	1.74	(b)	4.99	(b)	2.02	(b)	4.71	(b)	52
10.18	4.60	10,213	1.74	(b)	4.95	(b)	2.02	(b)	4.67	(b)	52
10.18	5.30	128,997	0.59	(b)	6.14	(b)	0.87	(b)	5.86	(b)	52

Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2005

          As a shareholder of Class A, Class B, Class C, Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), or contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (with respect to Municipal Income Fund only); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional and Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Short Duration Tax-Free Fund				Municipal Income Fund

				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	11/1/04	4/30/05		4/30/05*	11/1/04	4/30/05		4/30/05*

Class A
Actual	$1,000	$999.70		$3.93	$1,000	$1,025.70		$4.73
Hypothetical 5% return	1,000	1,020.87	+	3.97	1,000	1,020.12	+	4.72

Class B
Actual	1,000	996.70		6.90	1,000	1,021.90		8.48
Hypothetical 5% return	1,000	1,017.89	+	6.97	1,000	1,016.41	+	8.46

Class C
Actual	1,000	996.00		7.64	1,000	1,021.90		8.48
Hypothetical 5% return	1,000	1,017.14	+	7.72	1,000	1,016.41	+	8.45

Institutional
Actual	1,000	1,000.70		1.95	1,000	1,028.40		2.71
Hypothetical 5% return	1,000	1,022.85	+	1.97	1,000	1,022.13	+	2.70

Service
Actual	1,000	999.20		4.39	1,000	1,025.70		5.23
Hypothetical 5% return	1,000	1,020.40	+	4.44	1,000	1,019.63	+	5.21

[Additional columns below]

[Continued from above table, first column(s) repeated]

	High Yield Municipal Fund

				Expenses
	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended
Share Class	11/1/04	4/30/05		4/30/05*

Class A
Actual	$1,000	$1,048.10		$5.04
Hypothetical 5% return	1,000	1,019.87	+	4.97

Class B
Actual	1,000	1,044.20		8.84
Hypothetical 5% return	1,000	1,016.15	+	8.72

Class C
Actual	1,000	1,044.20		8.83
Hypothetical 5% return	1,000	1,016.15	+	8.71

Institutional
Actual	1,000	1,049.20		3.01
Hypothetical 5% return	1,000	1,021.85	+	2.97

Service
Actual	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A

*	Expenses for each share class are calculated using the fund’s expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/05. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service

Short Duration Tax-Free	0.79%	1.39%	1.54%	0.39%	0.89%
Municipal Income	0.94	1.69	1.69	0.54	1.04
High Yield Municipal	0.99	1.74	1.74	0.59	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

INTERNATIONAL EQUITY
DOMESTIC EQUITY
FIXED INCOME
MONEY MARKET
Higher Risk/Return
Lower Risk/Return
ASSET ALLOCATION PORTFOLIOS
SPECIALTY

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds

- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

F U N D S P R O F I L EGoldman Sachs FundsGoldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $462.9 billion in assets under management as of THEGOLDMANMarch 31, 2005 — our investment professionals bring firsthand knowledge of local markets SACHS ADVANTAGE to every investment decision, making us one of the few truly global asset managers. Our goal is to deliver:G O L D M A N S A C H S F U N D S Strong, Consistent Investment Results In building a globally diversified portfolio, you can select from more than Global Resources 50 Goldman Sachs Funds and gain access and GlobalResearch to investment opportunities across Team Approachborders, investment styles, asset classes Disciplined Processes and security capitalizations.Innovative, Value-Added Investment ProductsThoughtfulSolutions Risk ManagementOutstanding Asset Allocation FundsClient Service Balanced FundDomestic Equity FundsAsset Allocation Portfolios Dedicated Service Small Cap Value Fund Teams CORESM Small Cap Equity Fund Fixed Income Funds Excellence and Mid Cap Value FundEmerging Markets Debt Fund Integrity Concentrated Growth Fund High Yield FundInternational Equity FundsGrowth Opportunities FundHigh Yield Municipal Fund Asia Growth Fund Research Select FundSM Global Income Fund Emerging Markets Equity Fund Strategic Growth FundInvestment Grade Credit Fund International Growth Capital Growth FundCore Fixed Income Fund Opportunities Fund Large Cap Value Fund U.S. Mortgages Fund Japanese Equity Fund Growth and Income FundMunicipal Income Fund European Equity Fund CORESM Large Cap Growth FundGovernment Income Fund International Equity Fund CORESM Large Cap Value Fund Short Duration Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity Fund Short Duration Government Fund Ultra-Short Duration GovernmentSpecialty FundsFund Tollkeeper FundSMEnhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities Fund Money Market Funds[1][1]An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.The Goldman Sachs Research Select FundSM, Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005TRUSTEESOFFICERSAshok N. Bakhru, Chairman Kaysie P. Uniacke, President John P. Coblentz, Jr.James A. Fitzpatrick, Vice President Patrick T. Harker James A. McNamara, Vice President Mary Patterson McPhersonJohn M. Perlowski, Treasurer Alan A. Shuch Howard B. Surloff, Secretary Wilma J. Smelcer Richard P. Strubel Kaysie P. UniackeGOLDMAN, SACHS & CO. GOLDMAN SACHS ASSET MANAGEMENT, L.P.Distributor and Transfer Agent Investment Adviser Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns. The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Beginning the fiscal quarter ended January 31, 2005 and every first and third fiscal quarter thereafter, the Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).The Funds may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, option on swaps, structured securities and other derivative investments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or bechmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty, and the risks that transactions may not be liquid.Under normal conditions, the Goldman Sachs Short Duration Tax-Free Fund will invest at least 80% of its net assets in tax-exempt securities. Although it does not expect to do so, the Fund may invest up to 20% of its net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax. Investment income may be subject to state income taxes.T he Goldman Sachs Municipal Income Fund may include securities whose income may be subject to the federal alternative minimum tax and state income taxes.Income from the Goldman Sachs High Yield Municipal Fund may be subject to state and local income taxes and the alternative minimum tax. Also, market discount over a de minimus threshold is subject to federal taxes. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.C1Copyright 2005 Goldman, Sachs & Co. All rights reserved. Date of first use: June 29, 2005 / 05-1041MFISAR / 19.2K/06-05

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended April 30, 2005

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended April 30, 2005

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended April 30, 2005

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 8, 2005

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	July 8, 2005